Reg. ICA No. 811-07665
                                                             File No. 333-05675


     As filed with the Securities and Exchange Commission on  December 20, 1996


                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.  20549

                                  FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|


                       Pre-Effective Amendment No.  2                       |X|


                        Post-Effective Amendment No.                        |_|

                                     and

                      REGISTRATION STATEMENT UNDER THE

                       INVESTMENT COMPANY ACT OF 1940                       |X|


                              Amendment No.  2                              |X|


                           THE FBR FAMILY OF FUNDS
             (Exact Name of Registrant as Specified in Charter)

                                Potomac Tower
                        1001 Nineteenth Street North

                            Arlington, VA  22209
             (Address of Principal Executive Office)  (Zip Code)

          Registrant's Telephone Number, including Area Code:  (703) 312-9583

                              Eric F. Billings
                   Friedman, Billings, Ramsey & Co., Inc.
                                Potomac Tower
                        1001 Nineteenth Street North
                            Arlington, VA  22209

                                  Copy to:

                            Meyer Eisenberg, Esq.
                      Kramer, Levin, Naftalis & Frankel
                             555 13th Street NW
                               Suite 1300 East

                         Washington, DC  20004-1109
                   (Name and Address of Agent for Service)

     Approximate date of proposed public offering: As soon as practicable after this registration statement becomes effective

              ___________________________________________________

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940 the Registrant has declared that an indefinite number of shares of beneficial interest of the Registrant be registered under the Securities Act of 1933. The $500 filing fee required by said Rule was paid upon the initial filing.

               ---------------------------------------------------

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                             THE FBR FAMILY OF FUNDS
                              CROSS-REFERENCE SHEET

         (Pursuant to Rule 404 showing location in each form of Prospectus of the responses to the Items in Part A and location in each form of Prospectus and the Statement of Additional Information of the responses to the Items in Part B of Form N-1A).

Form N-1A Part A Item
Prospectus Caption

1.  Cover Page                          Cover Page

2.  Synopsis                            Highlights; Summary of Fund Expenses

3.  Condensed Financial Information     Inapplicable

4.  General Description of Registrant   Highlights; Investment Objectives;
                                        Investment Policies and Risk Factors;
                                        Additional Information About the Funds;
                                        Fund Organization and Fees

5.  Management of the Fund              Fund Organization and Fees

5A. Management's Discussion of Fund     Fund Organization and Fees
    Performance


6.  Capital Stock and Other Securities  How to Purchase Shares; How to Redeem
                                        Shares; Dividends, Distributions and
                                        Taxes; Additional Information

7.  Purchase of Securities Being        Highlights; How to Purchase Shares; How
    Offered                             to Redeem Shares


8.  Redemption or Repurchas             Highlights; How to Purchase Shares; How
                                        to Redeem Shares


9.  Pending Legal Proceedings           Inapplicable

    Form N-1A Part B Item                Prospectus Caption

10. Cover Page                           Cover Page

11. Table of Contents                    Table of Contents

12. General Information and History      Additional Information-Description of
                                         Shares

13. Investment Objectives and Policies   Investment Objectives and Policies

14. Management of the Fund               Trustees and Officers

15. Control Persons and Principal        Additional Information - Miscellaneous
    Holders of Securities

16. Investment Advisory and Other        Advisory & Other Contracts
    Services

17. Brokerage Allocation and Other       Advisory & Other Contracts-Portfolio
    Practices                            Transactions

18. Capital Stock and Other Securities   Valuation of Portfolio Securities;
                                         Additional Redemption Information;
                                         Additional Information

19. Purchase, Redemption and Pricing     Valuation of Portfolio Securities;
    of Securities Being Offered          Additional Redemption Information;
                                         Trustees and Officers

20. Tax Status                           Additional Redemption Information;
                                         Additional Tax Information

21. Underwriters                         Advisory & Other Contracts-Distributor

22. Calculation of Performance Data      Performance

23. Financial Statements                 Financial Statements

Part C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                     PART A

The FBR Family of Funds


Prospectus                     For  information,  call toll free:   888-888-0025
 December __, 1996                                      e-mail: funds @ fbr. com


                                               Internet: http://www.fbrfunds.com


The FBR Family of Funds is a registered open-end management investment company which currently consists of four series: FBR Financial Services Fund ("Financial Services Fund"), FBR Small Cap Financial Fund ("Small Cap Financial Fund"), each of which are diversified portfolios, FBR Small Cap Growth/Value Fund
("Growth/Value Fund"), and FBR Information Technologies Fund ("Information Technologies Fund"), each of which are non-diversified portfolios (collectively the portfolios are referred to as the "Funds"). This Prospectus relates to the Small Cap Financial Fund, the Financial Services Fund and the Growth/Value Fund only. FBR Fund Advisers, Inc. is the investment adviser to the Funds (the "Adviser"). Friedman, Billings, Ramsey & Co., Inc., a registered broker-dealer, is the Funds' distributor (the "Distributor" or "FBR"). The Adviser and the Distributor are both affiliates of Friedman, Billings, Ramsey Investment
Management, Inc. and FBR Offshore Management, Inc., each of which is a registered investment adviser.


Each of the Funds seeks capital appreciation.


Please read this Prospectus before investing. It is designed to provide you with information and to help you decide if a Fund's goals match your own. Retain this document for future reference. A Statement of Additional Information (dated _______, 1996) for the Funds has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing to The FBR Family of Funds, Potomac Tower, 1001 Nineteenth Street North, Arlington, Virginia 22209 or by calling 888-888-0025.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY SECURITIES REGULATORY AUTHORITY OF ANY STATE, NOR HAS THE COMMISSION OR ANY SUCH STATE AUTHORITY PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                           PAGE


Highlights..................................................................  3
Investment Objectives.........................................................6
Investment Policies and Risk Factors..........................................6
Additional Information About the Funds......................................  _
How to Purchase Shares.......................................................16
Shareholder Services.........................................................18
How to Redeem Shares.........................................................20
Dividends, Distributions and Taxes...........................................23
Performance..................................................................24
Fund Organization and Fees...................................................25
Additional Information.......................................................27

                                   HIGHLIGHTS

Introduction.


The FBR Family of Funds (the "Trust") is a registered open-end management investment company organized under the laws of the State of Delaware on April 30, 1996. The Trust currently consists of four series which represent interests in one of the following investment portfolios: FBR Small Cap Financial Fund, FBR Financial Services Fund, FBR Information Technologies Fund and FBR Growth/Value Fund. Currently, shares of the Information Technologies Fund are not being offered.


Fund Management.

FBR Fund Advisers, Inc. serves as the investment adviser to the Funds. See "Fund Organization and Fees".

The Funds.

Each Fund seeks capital appreciation. There is no assurance that a Fund will achieve its investment objective. See "Investment Objectives" and "Investment Policies and Risk Factors".

How to Purchase, Exchange and Redeem Shares.

Shares representing interests in the Funds are offered at the next determined net asset value after receipt of an order by FBR, an authorized dealer or the Transfer Agent. Shares are offered on a no-load basis; there is no sales charge imposed on purchases of shares.


Shares may be purchased or redeemed through FBR account executives, authorized dealers or directly through the Transfer Agent, PFPC. The minimum initial investment for each Fund is $2,000. Subsequent investments must be $100 or more. The minimum initial investment for IRAs, or pension, profit-sharing or other employee benefit plans is $1,000 and minimum subsequent investments are $100. See "How to Purchase Shares".

Shares of the Funds may be exchanged for shares of other funds advised by the Adviser and the FBR Money Market Portfolio of The RBB Fund, Inc. at the net asset value next determined after receipt by the Transfer Agent of an exchange request. In addition, the Funds reserve the right to impose an administrative charge for each exchange or to reject any exchange request that is reasonably deemed to be disruptive to efficient portfolio management. See "Shareholder Services-Exchange Privilege".


Shares may be redeemed at their net asset value next determined after receipt by the Transfer Agent of a redemption request. There is a 1.00% redemption fee on shares redeemed which have been held 90 days or less. In addition, the Funds reserve the right, upon 60 days' written notice, to redeem an account if the net asset value of the investor's shares in that account falls below $500 and is not increased to at least such amount within such 60-day period. See "How to Redeem Shares".

Risk Factors.


Investment in any of the Funds is subject to certain risks, as set forth in detail under "Investment Policies and Risk Factors". Each Fund's net asset value per share can be expected to fluctuate. In addition, the Financial Services Fund and the Small Cap Financial Fund each concentrate their investments in a particular industry and therefore are designed for those investors who are interested in actively monitoring the progress of, and can accept the risks of, industry-focused investing. The Small Cap Financial Fund and the Growth/Value Fund will each, as a nonfundamental policy, invest at least 65% of its total assets in smaller capitalization companies. The Funds may engage in short selling. Investors should consider the Funds as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved.

Fund Expenses.

The table below summarizes the expenses associated with the Funds. This standard format was developed for use by all mutual funds to help an investor make investment decisions. You should consider this expense information along with other important information in this Prospectus, including the Funds' investment objectives, policies and risk factors.

Shareholder Transaction Expenses (1)



                                                     Financial          Small Cap           Growth/
                                                   Services Fund     Financial Fund       Value Fund


Maximum Sales Charge Imposed on Purchases (as a
percentage of the offering price)                      NONE               NONE               NONE

Maximum Sales Charge Imposed on Reinvested
Dividends                                              NONE               NONE               NONE
Deferred Sales Charge                                  NONE               NONE               NONE
Redemption Fees on Shares held 90 days or less (as
a % of redemption amount)(2)                           1.00%              1.00%             1.00%

Exchange Fee                                           NONE               NONE               NONE

Annual Fund Operating Expenses
   (as a percentage of average daily net assets)
    Management Fees                                     .90%              .90%               .90%
   Rule 12b-1 Fee (3)                                   .25%              .25%               .25%

    Other Expenses                                      .50%               .50%              .50%
                                                      ------              -----             -----
   Total Fund Operating Expenses (4)                   1.65%              1.65%             1.65%





(1) Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent. (See "How to Purchase Shares" and "How to Redeem Shares".)


(2)  A $15.00 redemption fee will be charged for payments by wire.


(3) As a result of Rule 12b-1 fees, a long-term investor in the Funds may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.

(4) The Adviser may voluntarily waive a portion of its investment advisory fee or bear other expenses to the extent necessary so that total fund operating expenses of a Fund, including the investment advisory fee and Rule 12b-1 fees, do not exceed 1.65% of a Fund's average daily net assets for the current fiscal period.

Example:  You would pay the following expenses on a $1,000 investment,  assuming
(1) a 5% annual return and (2) full redemption at the end of each time period.

                                                1 Year               3 Years
                                                ----------------------------


Financial Services Fund                          $17                  $52
Small Cap Financial Fund                         $17                  $52
 Small Cap Growth/Value Fund                     $17                  $52

The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. See "Fund Organization and Fees" for a more complete discussion of annual operating expenses of the Funds. The foregoing example is based upon estimated expenses for the current fiscal year. The foregoing example should not be considered a representation of past or future expenses.
Actual expenses may be greater or less than those shown.

                              Investment Objectives

Each of the Funds seeks capital appreciation. The investment objective of each Fund is fundamental and may not be changed without a vote of the holders of a majority of its outstanding voting securities (as defined in the Statement of Additional Information). There can be no assurance that a Fund will achieve its investment objective.

                      Investment Policies and Risk Factors

Summary of Principal Investment Policies.


The  Financial   Services  Fund  pursues  its  objective  by  concentrating  its investments in equity securities of companies providing financial services to consumers and industry. As a nonfundamental policy, under normal market conditions, the Financial Services Fund will invest at least 65% of its total assets in such equity securities. Examples of companies in the financial services field include commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate and leasing companies, companies that combine some or all of these businesses and holding companies for each of the foregoing. Under Commission regulations, the Financial Services Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Financial Services Fund's strategy in seeking to achieve its investment objective may lead to investments in smaller companies with less than $500 million capitalization at the time of purchase. Securities of smaller companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets, or financial resources; or their susceptibility to major setbacks or downturns. The Financial Services Fund may also invest in companies in the information technology industries which provide products and/or services to these companies.


Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Changes in governmental policies and the need for regulatory approval may have a material effect on these companies. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Insurance companies may be subject to severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses, and if enacted, could significantly impact financial services companies and the Financial Services Fund.

Commercial banks, savings and loan institutions and their holding companies are especially influenced by adverse effects of volatile interest rates, portfolio concentrations in loans to particular businesses, such as real estate and energy, and competition from new entrants in their areas of business. These institutions are subject to extensive federal regulation and, in some cases, to state regulation as well. However, neither federal insurance of deposits nor regulation of the bank and savings and loan industries ensures the solvency or profitability of commercial banks or savings and loan institutions or their holding companies, or insures against the risk of investing in the equity securities issued by these institutions.

Investment banking, securities and commodities brokerage and investment advisory companies also are subject to governmental regulation and investments in those companies are subject to the risks related to securities and commodities trading and securities underwriting activities. Insurance companies also are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may be inadequate for some lines of business. The performance of insurance companies will be affected by interest rates, severe competition in the pricing of services, claims activities, marketing competition and general economic conditions.


The Small Cap Financial Fund pursues its objective by investing primarily in equity securities of companies providing financial services to consumers and industry with an emphasis on those companies engaged in investing in real estate, usually through mortgages and other consumer-related loans.

These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services, and joint venture financing. This may include, for example, mortgage banking companies, banks, and other depository institutions. As a nonfundamental policy, under normal conditions, the Small Cap Financial Fund will invest at least 65% of its total assets in securities of smaller capitalization companies (companies of less than $750 million capitalization at the time of purchase) principally engaged in the business of providing financial services to consumers and industry. It is expected that the Fund will focus its investments on companies with market capitalizations below $200 million. An issuer is considered to be principally engaged in such business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity. The Small Cap Financial Fund may also invest in companies in the information technology industries which provide products and/or services to the companies described above and may invest in real estate investment trusts. The Small Cap Financial Fund will invest primarily in equity securities, although it may invest in other types of instruments as well.

The residential real estate finance industry has changed rapidly over the last decade and is expected to continue to change. Factors expected to continue driving change among the smaller capitalization issues include regulatory changes, consolidation, mutual conversion activity, management changes, residential loan demand, credit quality trends, interest rate movements and new business development.

Although at least 65% of the Small Cap Financial Fund's total assets will be invested in smaller capitalization companies, the Small Cap Fund may invest a portion of its assets in equity securities of companies with larger market capitalizations. Smaller capitalization companies may have limited product lines, markets, or financial resources. These conditions may make them more susceptible to setbacks and reversals. Therefore their securities may be subject to more abrupt or erratic movements than securities of larger companies. Small capitalization stocks as a group may not respond to general market rallies or downturns as much as other types of equity securities. In addition, the stock of such companies may be thinly traded and/or newly issued and not tested by market demand.

See "Illiquid Investments and Restricted Securities" below.

The Financial Services Fund and the Small Cap Financial Fund may be appropriate for investors who want to pursue growth aggressively by concentrating their investment on domestic and foreign securities within an industry or group of industries. The Funds are designed for those who are actively interested in, and can accept the risks of, industry- focused investing. Because of their narrow industry focus, the performance of the Small Cap Financial Fund and the Financial Services Fund is closely tied to and affected by, its industry. Companies in an industry are often faced with the same obstacles, issues, or regulatory burdens, and their securities may react similarly and move in unison to these or other market conditions.

The Growth/Value Fund seeks to achieve its objective of capital appreciation primarily through equity investments in companies whose securities are believed by the Adviser to be currently undervalued or may not yet reflect the prospect for accelerating earnings/cash flow growth. The Growth/Value Fund invests primarily in common stocks but may also invest in preferred stocks, convertible bonds, and warrants of companies which in the opinion of the Growth/Value Fund's investment adviser are expected to achieve growth of investment principal over time. The investment strategy is to focus on companies that have a demonstrated record of achievement and with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period.

 As a nonfundamental policy, at least 65% of the Fund's assets will be invested in companies of less than $1 billion capitalization at the time of purchase, however, the Growth/Value Fund may invest a portion of its assets in equity securities of companies with larger market capitalizations.


In general, the value of a Fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S.
investments, including increased political and economic risk, as well as exposure to currency fluctuations. This is especially true for securities of emerging markets, such as those found in developing countries of Asia and Latin America.


The Adviser may use various investment techniques to hedge a portion of a Fund's risks, but there is no guarantee that these strategies will work as the Adviser intends. Because each Fund invests primarily in equity securities, which fluctuate in value, each Fund's shares will fluctuate in value. When you sell your shares, they may be worth more or less than what you paid for them.


Additional Information Regarding the Funds' Investments.

The following paragraphs provide a brief description of some of the types of securities in which the Funds may invest, in accordance with their investment objectives, policies and limitations, including certain transactions they may make and strategies they may adopt. The following also contains a brief description of certain risk factors. Each Fund may, following notice to its shareholders, take advantage of other investment practices which are not at present contemplated for use by the Funds or which currently are not available but which may be developed, to the extent such investment practices are both consistent with a Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in this Prospectus. The Adviser may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help a Fund achieve its goals.

Equity Securities may include common stocks, preferred stock, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Debt Securities. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities, loans, and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

Investment-grade debt securities are securities rated at the time of purchase within the four highest rating categories assigned by a nationally recognized statistical ratings organization ("NRSRO") or, if unrated, which the Adviser determines to be of comparable quality. The applicable securities ratings are described in the Appendix to the Statement of Additional Information. Some, however, may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial condition of issuers.

Lower-rated debt securities, commonly referred to as "junk bonds" are considered speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher-rated debt securities. Each Fund currently intends to limit its investments in lower-rated securities to no more than 5% of its assets.

Short Sales. When the Adviser anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security.

All short sales must be fully collateralized, and a Fund will not sell securities short if, immediately after and as a result of the sale, the value of all securities sold short by the Fund exceeds 25% of its total assets. Each Fund limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.

Short-Term Obligations. With respect to each Fund there may be times when, in the opinion of the Adviser, adverse market conditions exist, including any period during which it believes that the return on certain money market type instruments would be more favorable than that obtainable through a Fund's normal investment programs. Accordingly, for temporary defensive purposes, each Fund may hold up to 100% of its total assets in cash and/or short-term obligations. To the extent that a Fund's assets are so invested, they will not be invested so as to meet its investment objective. The instruments may include high grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements which mature in less than seven days and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Bankers' acceptances are instruments of the United States banks which are drafts or bills of exchange "accepted" by a bank or trust company as an obligation to pay on maturity.


Real Estate-Related Instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.


Other Instruments may include securities of closed-end investment companies and real estate-related investments.


LEAPS. The Growth/Value Fund may purchase long-term exchange-traded equity options called Long-Term Equity Anticipation Securities ("LEAPs"). LEAPs provide a holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount. The Growth/Value Fund will not purchase these options with respect to more than 25% of the value of its net assets .


Investment Company Securities. Each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.


Illiquid Investments and Restricted Securities. Each Fund may invest up to 15% of its net assets in illiquid investments (investments that cannot be readily sold within seven days), including restricted securities which do not meet the criteria for liquidity established by the Trust's Board of Trustees (the "Trustees"). The Adviser, under the supervision of the Trustees, determines the liquidity of each Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses. Restricted Securities are securities which cannot be sold to the public without registration under the Securities Act of 1933. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.


The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a position of the staff of the Commission set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under Federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Staff of the Commission has left the question of determining the liquidity of certain restricted securities, including Rule 144A securities and foreign securities, to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades. The Trustees have delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities pursuant to the above criteria and guidelines adopted by the Board of Trustees. The Trustees will continue to monitor and periodically review the Adviser's selection of Rule 144A securities as well as any determinations as to their liquidity.

Securities Lending. In order to generate additional income, each Fund may, from time to time, lend its portfolio securities. Each Fund must receive collateral equal to 100% of the securities' value in the form of cash or U.S. Government securities, plus any interest due, which collateral must be marked to market daily by the Adviser. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund amounts equal to any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans are subject to termination by a Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, the Fund intends to terminate any loan and regain the right to vote if that is considered important with respect to the Fund's investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. Each Fund will limit its securities lending to 33 1/3 % of its total assets.

Borrowing. Each Fund may borrow from banks, other financial institutions or from other funds advised by the Adviser, or though reverse repurchase agreements. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Each Fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33 1/3% of its total assets.


Repurchase Agreements. Under the terms of a repurchase agreement, a Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund was delayed pending court action. Repurchase agreements are considered to be loans by the staff of the Commission.


Each Fund currently intends to limit its investment to no more than 5% of its assets in the following instruments and techniques:

Foreign Securities. The Funds may invest in equity securities of foreign issuers, including securities traded in the form of American Depositary
Receipts. Each Fund currently intends to limit its investments in foreign securities.

Money Market Securities are high-quality, short-term obligations issued by the U.S. government, corporations, financial institutions and other entities. These obligations may carry fixed, variable, or floating interest rates.

U.S. Government Money Market Securities are short-term debt obligations issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by the Financing Corporation are supported only by the credit of the entity that issued them.

Convertible Securities. The Funds may invest in all types of common stocks and equivalents (such as convertible debt securities and warrants) and preferred stocks. The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Funds may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.

Zero Coupon Bonds. The Funds are permitted to purchase zero coupon securities ("zero coupon bonds"). Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments.

Stripped Securities. The Funds may also purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").

Asset-Backed  Securities  include  interests  in  pools  of  mortgages,   loans,
receivables, or other assets. Payments of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Variable and Floating Rate Securities have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.


Reverse Repurchase Agreements. The Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price.


Other Money Market Securities may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits.

Options and Futures. Each Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, a Fund may at times seek to hedge against fluctuations in net asset value and to attempt to increase its investment return.

Index Futures and Options. A Fund may buy and sell index futures contracts ("index futures") and options on index futures and on indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An index future is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index futures or option transaction, the Fund realizes a gain or loss. A Fund may also buy and sell index futures and options to increase its investment return.

When-Issued Securities. Each Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time.

                     Additional Information About the Funds

Diversification. Diversifying a Fund's investment portfolio may reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.


The Financial Services Fund and the Small Cap Financial Fund are considered diversified. With respect to 75% of total assets, each Fund may not invest more than 5% of its total assets in any one issuer. The Growth/Value Fund is considered non-diversified. The Growth/Value Fund may not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, may not invest more than 5% of its total assets in any one issuer. The Growth/Value Fund may not purchase the securities of an issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers whose principal business activities are in the same industry. These limitations do not apply to U.S. government securities.


Certain investment management techniques which the Funds may use, such as the purchase and sale of futures and options may expose the Funds to special risks. These products may be used to adjust the risk and return characteristics of a Fund's portfolio of investments. These various products may increase or decrease exposure to fluctuation in security prices, interest rates, or other factors that affect security values, regardless of the issuer's credit risk. Regardless of whether the intent was to decrease risk or increase return, if market conditions do not perform consistently with expectations, these products may result in a loss. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Funds to potentially greater risk of loss than more traditional equity investments.

Portfolio Transactions. Each Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to take advantage of what the Adviser believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase a Fund's turnover rate and its transaction costs. High turnover will generally result in higher brokerage costs and possible tax consequences for the Funds.

From time to time, each Fund, to the extent consistent with its investment objective, policies and restrictions, may invest in securities of issuers with which the Adviser or its affiliates have a lending relationship.

The portfolio turnover of a Fund may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs and higher levels of taxable realized gains to the Fund's shareholders. It is expected that portfolio turnover for the Funds will not exceed 250%. (See "Additional Tax Information" in the Statement of Additional Information.)

Brokerage Allocation. Subject to the supervision of the Trustees, the Adviser is authorized to allocate brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Trustees have adopted procedures incorporating the standards of Rule 17e-1 of the Investment Company Act of 1940, as amended (the "1940 Act"), which require that the commission paid to
affiliated   broker-dealers   must  be  reasonable  and  fair  compared  to  the
commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. It is expected that brokerage will be allocated to the Distributor, Friedman, Billings, Ramsey & Co., Inc., an affiliate of the Adviser. Bear, Stearns Securities Corp. an affiliate of the administrator and the custodian, acts as clearing broker to the Distributor.

NOTE: The Statement of Additional Information contains additional information about the investment practices of the Funds and risk factors. The investment policies and limitations of the Funds may be changed by the Trustees without any vote of shareholders unless (1) a policy is expressly deemed to be a fundamental policy of a Fund or (2) a policy is expressly deemed to be changeable only by such majority vote.

                             How to Purchase Shares

General.


The minimum initial investment is $2,000, or $1,000 if the investment is for Individual Retirement Accounts ("IRAs"), or pension, profit-sharing or other employee benefit plan ("Retirement Plans"). Subsequent investments ordinarily must be at least $100. The Trust reserves the right to reject any purchase order. The Trust reserves the right to vary the initial and subsequent investment minimum requirements at any time. Investments by employees of the Adviser and its affiliates are not subject to minimum investment requirements. Each Fund, at its own discretion, reserves the right to suspend purchases of its shares.


Purchases of the Funds' shares may be made through a brokerage account maintained with FBR or through certain investment dealers who are members of the National Association of Securities Dealers, Inc. who have sales agreements with the Distributor (an "Authorized Dealer"). Purchases of the Funds' shares also may be made directly through the Transfer Agent.


Purchases are effected at a Fund's net asset value next determined after a purchase order is received by FBR, another Authorized Dealer or the Transfer Agent (the "trade date"). Payment for Fund shares generally is due to FBR or another Authorized Dealer on the third business day (the "settlement date") after the trade date.


Purchases can be made through the Transfer Agent.

Shares representing interests in the Funds are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge through PFPC, the Funds' transfer agent (the "Transfer Agent"). Shares may be purchased initially by completing the application (the "Application") accompanying this Prospectus and forwarding the application and payment to the Transfer Agent. Subsequent purchases of shares may be effected by mailing a check or Federal Reserve Draft payable to the order of "The FBR Family of Funds" c/o PFPC, P.O. Box 8994, Wilmington, Delaware 19899-8994. The name of the Fund for which shares are being purchased must also appear on the check or Federal Reserve Draft. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System.


An investor may also purchase shares by having his bank or his broker wire Federal Funds to the Transfer Agent. An investor's bank or broker may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

A. Telephone the Fund's Transfer Agent, toll-free (800) 821-3460, and provide the Transfer Agent with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. The Transfer Agent will then provide an investor with a Fund account number. Investors with existing accounts should also notify the Transfer Agent prior to wiring funds.

B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:


        PNC Bank, N.A.
        Philadelphia, Pennsylvania

        ABA-0310-0005-3
        CREDITING ACCOUNT NUMBER 86-1108-2435
        FROM: (name of investor)
        ACCOUNT NUMBER: (Investor's account number with the Fund) FOR PURCHASE OF: (name of the Fund)
        AMOUNT: (amount to be invested)

C. Fully complete and sign the Application and mail it to the address shown thereon. The Transfer Agent will not process redemptions until it receives a fully completed and signed Application.

For subsequent investments, an investor purchasing shares directly through the Transfer Agent should follow steps A and B above.

Purchases can be made through Authorized Dealers.


Purchases through FBR account executives or other Authorized Dealers may be made by check (except that a check drawn on a foreign bank will not be accepted), Federal Reserve draft or by wiring Federal Funds with funds held in brokerage accounts at FBR or another Authorized Dealer. Checks or Federal Reserve drafts should be made payable as follows: (i) to FBR or an investor's Authorized Dealer or (ii) to The FBR Family of Funds [Insert Fund Name] if purchased directly from the Trust, and should be directed to the Transfer Agent: PFPC Inc., Attention:
The FBR Family of Funds [Insert Fund Name] Fund, P.O. Box 8994, Wilmington, Delaware 19899-8994. Direct overnight deliveries to PFPC, Inc., 400 Bellevue Parkway, Suite 108, Wilmington, Delaware 19809. Payment by check or Federal Reserve draft must be received within three business days of receipt of the purchase order by FBR or other Authorized Dealer. FBR or an investor's Authorized Dealer is responsible for forwarding payment promptly to the Trust. Checks for investment must be made payable to The FBR Family of Funds. The payment proceeds of a redemption of shares recently purchased by check may be delayed as described under "How to Redeem Shares."


Shares of the Funds may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). Such shares are offered at the next determined net asset value per share. In those cases where an investor pays for shares by check, the purchase will be effected at the net asset value next determined after the Transfer Agent receives payment in good order. Shareholders may not purchase shares of the Funds with a check issued by a third party and endorsed over to the Funds.

Purchase orders received by FBR, another Authorized Dealer or the Transfer Agent prior to 4:15 p.m., New York time on any day the Funds calculate their net asset values are priced according to applicable net asset value determined on that date. Purchase orders received after the close of trading on the NYSE are priced as of the time the net asset value is next determined.


Shareholders whose shares are held in a street name account and who desire to transfer such shares to another street name account should contact the record holder of their current street name account.

The Funds understand that some broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals ("Investment Professionals") may impose certain conditions on their clients that invest in the Funds, which are in addition to or different from those described in this Prospectus, and, to the extent permitted by applicable regulatory authority may charge their clients direct fees. Certain features of the Funds, such as the minimum initial or subsequent investments, may be modified in these programs, and administrative charges may be imposed for the services rendered. Therefore, a client or customer should contact the organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of a Fund's shares and should read this Prospectus in light of the terms governing his accounts with Investment Professionals. Investment Professionals will be responsible for promptly transmitting client or customer purchase and redemption orders to the Funds in accordance with their agreements with clients or customers. If payment is not received by such time, the Investment Professional could be held liable for resulting fees or losses.


Net asset value is computed daily as of 4:15 p.m. New York time .

Shares of the Funds are sold on a continuous basis. Net asset value per share is determined as of 4:15 p.m., New York time on each Business Day. The net asset value per share of each Fund is computed by dividing the value of each Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. Each Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by, or in accordance with procedures established by, the Trust's Board of Trustees. For further information regarding the methods employed in valuing a Fund's investments, see "Determination of Net Asset Value" in the Funds' Statement of Additional Information.


Federal regulations require that investors provide a certified Taxpayer Identification Number (a "TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes." Failure to furnish a certified TIN to the Trust could subject the investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").

Systematic Investment Plan.


The Systematic Investment Plan permits investors to purchase shares of a Fund at regular intervals selected by the investor. Provided the investor's bank or other financial institution allows automatic withdrawals, Fund shares may be purchased by transferring funds from the account designated by the investor. At the investor's option, the account designated will be debited in the specified amount, and Fund shares will be purchased once a month, on or about the twentieth day. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Investors desiring to participate in the Systematic Investment Plan should call the Transfer Agent at 1-800-821-3460 to obtain the appropriate forms. The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets. Since the Systematic Investment Plan involves the continuous investment in a Fund regardless of fluctuating price levels of the Fund's shares, investors should consider their financial ability to continue to purchase through periods of low price levels. The Trust may modify or terminate the Systematic Investment Plan at any time or charge a service fee. No such fee currently is contemplated.

                              Shareholder Services

Exchange Privilege.

The exchange privilege permits easy purchases of other funds in the FBR Family.


The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange shares of any one of the FBR Funds for shares of any other fund advised by the Adviser and the FBR Money Market Portfolio of The RBB Fund Inc. Such exchange will be effected at the net asset value of the exchanged fund and the net asset value of the fund to be acquired next determined after the Transfer Agent's receipt of a request for an exchange. In addition, FBR reserves the right to impose a $5.00 administrative fee for each exchange. An exchange of shares will be treated as a sale for Federal income tax purposes. See "Dividends, Distributions and Taxes."


A shareholder wishing to make an exchange may do so by sending a written request to the Transfer Agent. Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the account application that they do not wish to use this privilege. To add a telephone exchange feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with the Transfer Agent. This form is available from the Transfer Agent. Once this election has been made, the shareholder may simply contact the Transfer Agent by telephone to request the exchange by calling (800) 821-3460. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Trust does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. Neither the Trust nor the Transfer Agent will be liable for any loss, liability, cost or expense for following the Trust's telephone transaction procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.


The Trust's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of Fund, all of which must match the Trust's records;
(3) requiring the Trust's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) permitting  exchanges only if the two account  registrations  are identical;
(5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

For accounts held of record by Investment Professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under power of attorney.

If the exchanging shareholder does not currently own shares of the fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an Eligible Guarantor Institution, as defined by rules issued by the Commission, including banks, brokers, dealers, credit unions, national securities exchanges and savings associations. The exchange privilege may be modified or terminated at any time, or from time to time, by the Trust, upon 60 days' written notice to shareholders.


If an exchange is to a new fund, the dollar value of shares acquired must equal or exceed the Trust's minimum for a new account; if to an existing account, the dollar value must equal or exceed the Trust's minimum for subsequent investments. If any amount remains in the fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Trust.

Retirement Plans.

Shares may be purchased in conjunction with IRAs, rollover IRAs, or pension, profit-sharing or other employer benefit plans. For further information as to annual fees, contact the Transfer Agent. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

Redirected Distribution Option.

The redirected distribution option permits investment of investors' dividends and distributions in shares of other funds in the FBR Family.


The Redirected Distribution Option enables a shareholder to invest automatically dividends and/or capital gain distributions, if any, paid by in shares of another fund advised by the Adviser of which the shareholder is an investor, or the FBR Money Market Portfolio of The RBB Fund, Inc. Shares of the other fund will be purchased at the then-current net asset value.


This privilege is available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply. The Funds may modify or terminate this privilege at any time or charge a service fee. No such fee currently is contemplated.

                              How to Redeem Shares

General.

The redemption price will be based on the net asset value next computed after receipt of a redemption request.


Investors may request redemption of Fund shares at any time. Redemption requests may be made as described below. When a request is received in proper form, a Fund will redeem the shares at the next determined net asset value. The Trust imposes no charges when shares are redeemed directly through the Transfer Agent, however, if a shareholder sells shares of a Fund after holding them 90 days or less, the Fund will deduct a redemption fee equal to 1.00% of the value of such shares. This redemption fee will also be charged if an investor exchanges shares which have been held 90 days or less into the FBR Money Market Portfolio of The RBB Fund, Inc.


Each Fund ordinarily will make payment for all shares redeemed within three days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Commission. However, if an investor has purchased Fund shares by check and subsequently submits a redemption request by mail, the redemption proceeds will not be transmitted until the check used for investment has cleared, which may take up to 15 days. The Trust will reject requests to redeem shares by telephone or wire for a period of 15 days after receipt by the Transfer Agent of the purchase check against which such redemption is requested. This procedure does not apply to shares purchased by wire payment.

The Trust reserves the right to redeem investor accounts at its option upon not less than 60 days' written notice if the account's net asset value is $500 or less, for reasons other than market conditions, and remains so during the notice period.

Procedures.

Shareholders may redeem shares in several ways.

Redemption through FBR or Authorized Dealers

Clients with a brokerage account may submit redemption requests to their account executives or Authorized Dealers in person or by telephone, mail or wire. As the Trust's agent, FBR or an Authorized Dealer may honor a redemption request by repurchasing Trust shares from a redeeming shareholder at the shares' net asset value next computed after receipt of the request by the Authorized Dealer. Under normal circumstances, within three days, redemption proceeds will be paid by check or credited to the shareholder's brokerage account at the election of the shareholder. FBR account executives or Authorized Dealers are responsible for promptly forwarding redemption requests to the Transfer Agent.

Redemption through the Transfer Agent.

Redemption in Writing.

Shareholders who are not clients with a brokerage account who wish to redeem shares must redeem their shares through the Transfer Agent by mail; other shareholders also may redeem Trust shares through the Transfer Agent. To do so, a written request in proper form must be sent directly to The FBR Family of Funds c/o PFPC, P.O. Box 8994, Wilmington, Delaware 19899-8994. Shareholders may also place redemption requests through an Investment Professional, but such Investment Professional might charge a fee for this service.


A request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signatures must be guaranteed by an Eligible Guarantor Institution. A signature guarantee verifies your signature. You may call the Transfer Agent at (800) 821-3460 to determine whether the entity that will guarantee the signature is an Eligible Guarantor Institution.


Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is also required in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

Redemption by Telephone.


Investors may redeem shares without charge by telephone if they have [checked the appropriate box] and supplied the necessary information on the Application, or have filed a Telephone Authorization with the Transfer Agent. An investor may obtain a Telephone Authorization from the Transfer Agent by calling (800) 821-3460. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the trust does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $10,000. There is no maximum for proceeds sent by wire transfer. The Funds may modify this redemption service at any time. A transaction fee of $15.00 will be charged for payments by wire. FBR and the Transfer Agent reserve the right to refuse a telephone redemption if they deem it advisable to do so. Neither the Trust, the Transfer Agent nor the Distributor will be liable for any loss, liability, cost or expense for following these procedures or for following instructions communicated by telephone that it reasonably believes to be genuine. These procedures are set forth under "Shareholder Services--Exchange Privilege" above.

If an investor authorizes telephone redemption, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a representative of FBR or the Authorized Dealer and reasonably believed by the Transfer Agent to be genuine. The Trust will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Transfer Agent or the Trust may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Trust nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

Other Information on Redemptions.

The Funds are not responsible for the efficiency of the Federal Wire System or a shareholder's investment adviser, broker-dealer or bank. The shareholder is responsible for any charges imposed by the shareholder's bank. To change the name of the single designated bank account to receive redemptions, it is necessary to send a written request (with a signature guaranteed by an Eligible Guarantor Institution) to The FBR Family of Funds, c/o PFPC Inc., P.O. Box 8994, Wilmington, Delaware 19899-8994. For Retirement Plan accounts, redemption requirements may be different; consult your IRA plan document for further details.

Payment of Redemption Proceeds.

In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Transfer Agent. Payment for shares redeemed is made by check mailed within three days after acceptance by the Transfer Agent of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the Commission. If the shares to be redeemed have been recently purchased by check, the Transfer Agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared.

Redemption In-kind.

The Funds reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of a Fund's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after they have redeemed their shares. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

Additional Information about Redemptions.


A shareholder may have redemption proceeds of $10,000 or more wired to the shareholder's brokerage account or a commercial bank account designated by the shareholder. A transaction fee of $15.00 will be charged for payments by wire. Questions about this option, or redemption requirements generally, should be referred to the shareholder's FBR account executive, to another Authorized Dealer, or to the Transfer Agent if the shares are not held in a brokerage account.


Written redemption instructions must be received by the Transfer Agent in proper form and signed exactly as the shares are registered. All signatures must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Stock Exchanges Medallion Program and the Securities Transfer Agents Medallion Program ("STAMP"). Such guarantees must be signed by an authorized signatory thereof with "Signature Guaranteed" appearing with the shareholder's signature. If the signature is guaranteed by a broker or dealer, such broker or dealer must be a member of a clearing corporation and maintain net capital of at least $100,000. Signature-guarantees may not be provided by notaries public. Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Investors may obtain from the Trust or the Transfer Agent forms of resolutions and other documentation which have been prepared in advance to assist compliance with the Funds' procedures. Any questions with respect to signature-guarantees should be directed to the Transfer Agent by calling 1-800-821-3460.


During times of drastic economic or market conditions, investors may experience difficulty in contacting FBR or Authorized Dealers by telephone to request a redemption of Fund shares. In such cases, investors should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in the redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, a Fund's net asset value may fluctuate. The Trust intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, the Trust may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

Automatic Withdrawal.

Automatic Withdrawal permits investors to request withdrawal of a specified dollar amount (minimum of $100) on either a monthly or quarterly basis if the investor has a $10,000 minimum account. An application for automatic withdrawal can be obtained from FBR or the Transfer Agent. Automatic Withdrawal may be ended at any time by the investor, the Trust or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through Automatic Withdrawal. Purchases of additional shares concurrently with withdrawals generally are undesirable.

                       Dividends, Distributions and Taxes

Dividends will be automatically reinvested in additional Fund shares at net asset value, unless payment in cash is requested or dividends are redirected into another fund pursuant to the Redirected Distribution Option.

Each Fund ordinarily pays dividends from its net investment income and distributes net realized securities gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. A Fund will not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Dividends are automatically reinvested in additional Fund shares at net asset value, unless payment in cash is requested. All expenses are accrued daily and deducted before declaration of dividends to investors.

Federal Taxes.

Each Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Tax Code"). Each Fund contemplates the distribution of all of its net investment income and capital gains, if any, in accordance with the timing requirements imposed by the Tax Code, so that the Funds will not be subject to federal income taxes or the 4% excise tax on undistributed income.

Distributions by a Fund of its net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. These distributions are treated as dividends for federal income tax purposes, but only a portion thereof may qualify for the 70% dividends-received deduction for corporate shareholders (which portion may not exceed the aggregate amount of qualifying dividends from domestic corporations received by a Fund and must be designated by the Fund as so qualifying). Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gain, regardless of the length of time shareholders have held their shares. Such distributions are not eligible for the dividends-received deduction. If a shareholder disposes of shares in a Fund at a loss before holding such shares for more than six months, the loss will be treated as a long-term capital loss to the extent that the shareholder has received a capital gain dividend on those shares.

Distributions to shareholders of a Fund will be treated in the same manner for federal income tax purposes whether received in cash or in additional shares. Distributions received by shareholders of a Fund in January of a given year will be treated as received on December 31 of the preceding year provided that they were declared to shareholders of record on a date in October, November, or December of such preceding year. Each Fund sends tax statements to its shareholders (with copies to the Internal Revenue Service (the "IRS")) by January 31 showing the amounts and tax status of distributions made (or deemed made) during the preceding calendar year.

Income from securities of foreign issuers may be subject to foreign withholding taxes. Credit for such foreign taxes, if any, will not pass through to the shareholders.

Other Tax Information.

The information above is only a summary of some of the federal income tax consequences generally affecting each Fund and its U.S. shareholders, and no attempt has been made to discuss individual tax consequences. A prospective investor should also review the more detailed discussion of federal income tax considerations in the Statement of Additional Information. In addition to the federal income tax, a shareholder may be subject to state, local, or foreign taxes on his or her investment in a Fund, depending on the laws of the shareholder's jurisdiction. Investors considering an investment in a Fund should consult their tax advisers to determine whether the Fund is suitable to their particular tax situation.

When investors sign their Account Application, they are asked to provide their correct social security or taxpayer identification number and other required certifications. If investors do not comply with IRS regulations, the IRS requires each Fund to withhold 31% of amounts distributed to them by the Fund as dividends or in redemption of their shares.

Because a  shareholder's  tax treatment  depends on the  shareholder's  purchase
price  and  tax  position,   shareholders  should  keep  their  regular  account
statements for use in determining their tax.

                                   Performance

From time to time, performance information for a Fund showing total return may be presented in advertisements, sales literature and in reports to shareholders. Such performance figures are based on historical performance and are not intended to indicate future performance. Average annual total return will be calculated over a stated period of more than one year. Average annual total return is measured by comparing the value of an investment at the beginning of the relevant period (as adjusted for sales charges, if any) to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing that figure. Cumulative total return is calculated similarly to average annual total return, except that the resulting difference is not annualized.

Yield will be computed by dividing a Fund's net investment income per share earned during a recent thirty-day period by the Fund's maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

Investors may also judge, and the Trust may at times advertise, the performance of a Fund by comparing it to the performance of other mutual funds with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, in publications issued by Lipper Analytical Services, Inc., and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and local newspapers. In addition, general information about a Fund that appears in publications such as those mentioned above may also be quoted or reproduced in advertisements, sales literature or in reports to shareholders.

Performance is a function of the type and quality of instruments held in a Fund's portfolio, operating expenses, and market conditions. Consequently, performance will fluctuate and data reported are not necessarily representative of future results. Any fees charged by service providers with respect to customer accounts for investing in shares of a Fund will not be reflected in performance calculations.

                           Fund Organization and Fees

The FBR Family of Funds is an open-end management investment company, commonly known as a mutual fund, and currently consisting of four series portfolios. The FBR Family of Funds is a Delaware business trust. The Trust's offices are located at Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust.

Investment Adviser.

FBR Fund Advisers, Inc. is the investment adviser to the Funds. The Adviser directs the investment of each Fund's assets, subject at all times to the supervision of the Trust's Board of Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase and sale of the Funds' investments.


The Adviser was organized as a Delaware corporation on September 13, 1996 and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. It is an affiliate of Friedman, Billings, Ramsey & Co., Inc., Friedman, Billings, Ramsey Investment Management, Inc. and FBR Offshore Management, Inc. Affiliates of the Adviser manage approximately $200 million for numerous clients including individuals, banks and thrift institutions, investment companies, pension and profit sharing plans and trusts, estates and charitable organizations. The Adviser is a new company and therefore has a short operating history as an investment manager of mutual funds, but its officers and employees are persons with extensive experience in managing investment portfolios. The types of investments the Adviser's officers and employees offer advice on include equity securities, corporate debt securities, commercial paper, U.S. government securities, and options .


For the services provided and expenses incurred pursuant to the investment advisory agreement between the Trust and the Adviser on behalf of the Funds, the Adviser is entitled to receive a fee, computed daily and paid monthly, at an annual rate of .90% of the average daily net assets of each Fund. The investment advisory fee paid by the Funds is higher than the advisory fees paid by most mutual funds, although the Trust' Board of Trustees believes such fees to be comparable to advisory fees paid by many funds having similar objectives and policies. The advisory fees for the Funds have been determined to be fair and reasonable in light of the services provided to a Fund. The Adviser may periodically waive all or a portion of its advisory fee with respect to a Fund.

Under the investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the "Investment Advisory Agreement"), the Adviser may delegate a portion of its responsibilities to a sub-adviser. The Investment Advisory Agreement provides that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Funds and are under the common control of FBR as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser, and the Adviser will be as fully responsible to the Funds for the acts and omissions of such persons as it is for its own acts and omissions.

David Ellison serves as portfolio manager for the Small Cap Financial Fund and the Financial Services Fund and has since the commencement of operations. Previously, Mr. Ellison was portfolio manager of the Home Finance Portfolio of Fidelity Select Portfolios since December 1985. Charles Thomas Akre, Jr. serves as portfolio manager for the Growth/Value Fund and has since the commencement of operations. Mr. Akre has been a registered representative with Friedman, Billings, Ramsey & Co., Inc. since February, 1994 and senior vice president of Friedman, Billings, Ramsey, Investment Management, Inc. since May, 1993. Prior to that, he was president of The Akre Corporation, an investment manager.

Distributor.

Friedman, Billings, Ramsey & Co, Inc., located at Potomac Tower, 1001 Nineteenth Street North, Arlington, Virginia 22209 serves as the Funds' principal underwriter and distributor of the Funds' shares pursuant to an agreement which is renewable annually. The Distributor is entitled to receive payments under the Funds' Distribution and Shareholder Servicing Plans described below.

Administrator.


Under the terms of an Administration Agreement with the Trust on behalf of the Funds, Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., generally supervises certain operations of the Funds, subject to the over-all authority of the Trust's Board of Trustees in accordance with Delaware law.

From time to time, BSFM may waive receipt of its fees , which would have the effect of lowering a Fund's expense ratio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. The Funds will not pay BSFM at a later time for any amounts it may waive.

Under the terms of an Administration and Accounting Services Agreement with the Trust on behalf of the Funds, PFPC, Inc. provides certain administration and accounting services to the Funds.


Custodian and Transfer Agent.


Custodial Trust Company, a wholly-owned subsidiary of The Bear Stearns Companies Inc., 101 Carnegie Center, Princeton, New Jersey 08540, is the Funds' custodian. PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Funds' transfer agent, dividend disbursing agent and registrar (the "Transfer Agent"). The Transfer Agent also provides certain administrative services to the Funds.


Distribution Plan.

Each Fund has adopted a Rule 12b-1 Plan under which the Fund pays the Distributor at the annual rate of .25% of average daily net assets.


Under a plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), each Fund pays the Distributor for distributing Fund shares a fee at the annual rate of .25% of the average daily net assets of the respective Fund . Distribution fees may be used by the Distributor for: (a) costs of printing and distributing a Fund's prospectus, statement of additional information and reports to prospective investors in the Fund; (b) costs involved in preparing, printing and distributing sales literature pertaining to a Fund;
(c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of a Fund's shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding a Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by a Fund's transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee; and (f) any other expense primarily intended to result in the sale of a Fund's shares, including, without limitation, payments to salesmen and selling dealers who have entered into selected dealer agreements with the Distributor, at the time of the sale of shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares. The fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred. The Trust understands that these third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Distributor under the Plan.


Independent Accountants.


Arthur Andersen LLP serves as independent accountants to the Funds.

                             Additional Information

The Trust may issue an unlimited number of shares and classes of each Fund. Shares of each class of the Funds participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, shares will be fully paid and nonassessable by the Trust and will have no preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares owned. For those investors with qualified trust accounts, the trustee will vote the shares at meetings of a Fund's shareholders in accordance with the shareholder's instructions or will vote in the same percentage as shares that are not so held in trust. The trustee will forward to these shareholders all communications received by the trustee, including proxy statements and financial reports. The Trust and the Funds are not required to hold annual meetings of shareholders and in ordinary circumstances do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders. Shareholders holding 10% or more of the Trust's outstanding shares may call a special meeting of shareholders for the purpose of voting upon the question of removal of Trustees.

The Trust's Board of Trustees may authorize the Trust to offer other funds which may differ in the types of securities in which their assets may be invested.

The Adviser and the Trust have adopted a Code of Ethics (the "Code") which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of a Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by the Funds. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by the Adviser and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

Delaware Law.

The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to stockholders of Delaware corporations and the Trust Instrument provides that shareholders will not be personally liable for liabilities of the Trust. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, management of the Trust believes that the risk of personal liability to a Fund shareholder would be extremely remote.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust will be required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Delaware law authorizes electronic or telephone communications between shareholders and the Trust. Under Delaware law, the Trust will have the flexibility to respond to future business contingencies. For example, the Trustees will have the power to incorporate the Trust, to merge or consolidate it with another entity, to cause each fund to become a separate trust, and to change the Trust's domicile without a shareholder vote. This flexibility could help reduce the expense and frequency of future shareholder meetings for non-investment related issues.

Miscellaneous.

As of the date of this Prospectus, each Fund offers only the class of shares that is offered by this Prospectus. Subsequent to the date of this Prospectus, each Fund may offer additional classes of shares through a separate prospectus. Any such additional classes may have different sales charges and other expenses, which would affect investment performance. Further information may be obtained by contacting your Authorized Dealer or by calling 800-821-3460.

Shareholders will receive Semi-Annual Reports, which are unaudited, and Annual Reports, which are audited by independent public accountants ("Reports"), describing the investment operations of each Fund. Each of these Reports, when available for a particular fiscal year end or the end of a semi-annual period, is incorporated herein by reference. The Trust may include information in its Reports to shareholders that (a) describes general economic trends, (b) describes general trends within the financial services industry or the mutual fund industry, (c) describes past or anticipated portfolio holdings for a Fund or (d) describes investment management strategies for the Trust. Such information is provided to inform shareholders of the activities of the Trust for the most recent fiscal year or semi-annual period and to provide the views of the Adviser and/or the Trust's officers regarding expected trends and strategies.

The Trust intends to eliminate duplicate mailings of Reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may receive additional copies of any Report at no cost by writing to the Funds at the address listed on the cover page of this Prospectus or by calling 800-821-3460.

Inquiries regarding the Trust or the Funds may be directed in writing to the Trust at PFPC Inc., Bellevue Corporate Center, P.O. Box 8994, Wilmington, Delaware 19899-8994, or by telephone, toll-free, at 800-821-3460.

No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

The FBR Family of Funds


Prospectus                    For  information,  call toll free:   888-888-0025
______ __, 1996                                        e-mail: funds @ fbr. com

                                              Internet: http://www.fbrfunds.com

The FBR Family of Funds is a registered open-end management investment company which currently consists of four series: FBR Financial Services Fund, FBR Small Cap Financial Fund, each of which are diversified portfolios, FBR Information Technologies Fund and FBR Small Cap Growth/Value Fund, each of which are non-diversified portfolios. This Prospectus relates to the FBR Information Technologies Fund (the "Fund") only. FBR Fund Advisers, Inc. is the investment adviser to the Fund (the "Adviser"). Friedman, Billings, Ramsey & Co., Inc., a registered broker-dealer, is the Fund's distributor (the "Distributor" or "FBR"). The Adviser and the Distributor are both affiliates of Friedman, Billings, Ramsey Investment Management, Inc. and FBR Offshore Management, Inc., each of which is a registered investment adviser.

The Fund seeks capital appreciation.

Please read this Prospectus before investing. It is designed to provide you with information and to help you decide if the Fund's goals match your own. Retain this document for future reference. A Statement of Additional Information (dated _______, 1996) for the Fund has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing to The FBR Family of Funds, Potomac Tower, 1001 Nineteenth Street North, Arlington, Virginia 22209 or by calling 888-888-0025.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY SECURITIES REGULATORY AUTHORITY OF ANY STATE, NOR HAS THE COMMISSION OR ANY SUCH STATE AUTHORITY PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                Table of Contents

                                                                           Page


Highlights................................................................     3
Investment Objective......................................................     6
Investment Policies and Risk Factors......................................     6
Additional Information Regarding the Fund's Investments...................     7
How to Purchase Shares....................................................    16
Shareholder Services......................................................    18
How to Redeem Shares......................................................    20
Dividends, Distributions and Taxes........................................    23
Performance...............................................................    24
Fund Organization and Fees................................................    25
Additional Information....................................................    27

                                   HIGHLIGHTS

Introduction.

The FBR Family of Funds (the "Trust") is a registered open-end management investment company organized under the laws of the State of Delaware on April 30, 1996. The Trust currently consists of four series which represent interests in one of the following investment portfolios: FBR Small Cap Financial Fund, FBR Financial Services Fund, FBR Information Technologies Fund and FBR Growth/Value Fund.

Fund Management.


FBR Fund Advisers, Inc. serves as the investment adviser to the Fund. See "Fund Organization and Fees."

The FBR Information Technologies Fund.

The Fund seeks capital appreciation. There is no assurance that the Fund will achieve its investment objective. See "Investment Objective" and "Investment Policies and Risk Factors."


How to Purchase, Exchange and Redeem Shares.


Shares representing interests in the Fund are offered at the next determined net asset value after receipt of an order by FBR, an authorized dealer or the Transfer Agent. Shares are offered on a no-load basis; there is no sales charge imposed on purchases of shares.

Shares may be purchased or redeemed through FBR account executives, authorized dealers or directly through the Transfer Agent, PFPC. The minimum initial investment for the Fund is $2,000. Subsequent investments must be $100 or more. The minimum initial investment for IRAs, or pension, profit-sharing or other employee benefit plans is $1000 and minimum subsequent investments are $100. See "How to Purchase Shares."

Shares of the Fund may be exchanged for shares of other funds advised by the Adviser and the FBR Money Market Portfolio of The RBB Fund, Inc. at the net asset value next determined after receipt by the Transfer Agent of an exchange request. In addition, the Fund reserves the right to impose an administrative charge for each exchange or to reject any exchange request that is reasonably deemed to be disruptive to efficient portfolio management. See "Shareholder Services-Exchange Privilege."

Shares may be redeemed at their net asset value next determined after receipt by the Transfer Agent of a redemption request. There is a 1.00% redemption fee on shares redeemed which have been held 90 days or less. In addition, the Fund reserves the right, upon 60 days' written notice, to redeem an account if the net asset value of the investor's shares in that account falls below $500 and is not increased to at least such amount within such 60-day period. See "How to Redeem Shares."


Risk Factors.


Investment in the Fund is subject to certain risks, as set forth in detail under "Investment Policies and Risk Factors." The Fund's net asset value per share can be expected to fluctuate. In addition, the Fund concentrates its investments in the information technologies industry and therefore is designed for those investors who are interested in actively monitoring the progress of, and can accept the risks of, industry-focused investing. The Fund may engage in short selling. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved.

Fund Expenses.

The table below summarizes the expenses associated with the Fund. This standard format was developed for use by all mutual funds to help an investor make investment decisions. You should consider this expense information along with other important information in this Prospectus, including the Fund investment objective, policies and risk factors.


Shareholder Transaction Expenses (1)


                                                                   Information
                                                                   Technologies
                                                                       Fund


Maximum Sales Charge Imposed on Purchases (as a percentage of the
offering price)                                                         NONE

Maximum Sales Charge Imposed on Reinvested Dividends

                                                                        NONE

Deferred Sales Charge                                                   NONE
Redemption Fees on Shares held 90 days or less (as a % of redemption
amount)(2)                                                             1.00%

Exchange Fee                                                            NONE

Annual Fund Operating Expenses
   (as a percentage of average daily net assets)


    Management Fees                                                     .90%
    Rule 12b-1 Fee (3)                                                  .25%
    Other Expenses                                                      .50%
                                                                        -----

   Total Fund Operating Expenses (4)                                   1.65%





(1) Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent. (See "How to Purchase Shares" and "How to Redeem Shares.")

(2)  A $15.00 redemption fee will be charged for payments by wire.

(3) As a result of Rule 12b-1 fees, a long-term investor in the Fund may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.

(4) The Adviser may voluntarily waive a portion of its investment advisory fee or bear other expenses to the extent necessary so that total fund operating expenses of the Fund, including the investment advisory fee and Rule 12b-1 fees, do not exceed 1.65% of the Fund's average daily net assets for the current fiscal period.


Example:  You would pay the following expenses on a $1,000 investment,  assuming
(1) a 5% annual return and (2) full redemption at the end of each time period.

                                           1 Year               3 Years
                                           ----------------------------


 Information Technologies Fund               $17                   $52

The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "Fund Organization and Fees" for a more complete discussion of annual operating expenses of the Fund. The foregoing example is based upon estimated expenses for the current fiscal year. The foregoing example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                              Investment Objective

The Fund seeks capital appreciation. The investment objective of the Fund is fundamental and may not be changed without a vote of the holders of a majority of its outstanding voting securities (as defined in the Statement of Additional Information). There can be no assurance that the Fund will achieve its investment objective.


                      Investment Policies and Risk Factors

Summary of Principal Investment Policies


The Fund seeks capital appreciation. The Fund seeks to achieve its objective by aggressive investing primarily in companies within the information technology sector.

Companies in the information technology industries include companies that the Adviser considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data in any electronic medium, including the Internet. The following examples illustrate the wide range of products and services provided by these industries: companies that provide hardware, software and services to facilitate services and transactions of financial institutions that execute traditional banking services and other financial transactions over the Internet; computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment; telecommunications products and services; electronic goods and services used in the broadcast and media industries; data processing products and services; and financial services companies that collect or disseminate market, economic, and financial information.

A particular company will be considered to be principally engaged in the information technology industries if at the time of investment the Adviser determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries . As a nonfundamental policy, under normal market conditions, the Fund will invest at least 65% of its assets in securities of companies in the information technology industries . As a nonfundamental policy, the Fund will invest at least 50% of its assets in companies that provide hardware, software and services that facilitate services and transactions of financial institutions that execute traditional banking services and other financial transactions over the Internet.

The Fund's investment strategies and portfolio investments will differ from those of most other mutual funds. The Adviser seeks aggressively to identify favorable securities, economic and market sectors, and investment opportunities that other investors and investment advisers may not have identified. When the Adviser identifies such an investment opportunity, it may devote more of the Fund's assets to pursuing that opportunity than other mutual funds, and may select investments for the Fund that would be inappropriate for less aggressive mutual funds. In addition, unlike most other mutual funds, the Fund may engage in short sales of securities which involve special risks.

The Fund's investment objective is capital appreciation. The Fund is designed for investors who believe that aggressive investment in common stocks of companies in the information technology industries provides significant opportunities for capital appreciation. While ordinary mutual funds may place some of their portfolios in securities of companies in the information technology sector, the Fund concentrates its investments in that sector.

Although the Fund will seek to invest principally in common stocks, it may also invest any portion of its assets in preferred stocks and warrants if the Adviser believes they would help achieve the Fund's objective. The Fund may also engage in short sales of securities it expects to decline in price.

Because the Fund's investments are concentrated in the information technology industries, the value of its shares will be especially affected by factors peculiar to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries. For example, many products and services are subject to risks of rapid obsolescence caused by technological advances. Competitive pressures may have a significant effect on the financial condition of companies in the information technology industries. For example, if information technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive price competition. In addition, many of the activities of companies in the information technology industries are highly capital intensive, and it is possible that a company which invests substantial amounts of capital in the development of new products or services will be unable to recover its investment or otherwise to meet its obligations.

The Fund may be appropriate for investors who want to pursue growth aggressively by concentrating their investment on domestic and foreign securities within an industry or group of industries. The Fund is designed for those who are actively interested in, and can accept the risks of, industry-focused investing. Because of its narrow industry focus, the performance of the Fund is closely tied to and affected by, its industry. Companies in an industry are often faced with the same obstacles, issues, or regulatory burdens, and their securities may react similarly and move in unison to these or other market conditions.

In general, the value of the Fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S.
investments, including increased political and economic risk, as well as exposure to currency fluctuations. This is especially true for securities of emerging markets, such as those found in developing countries of Asia and Latin America.

The Adviser may use various investment techniques to hedge a portion of the Fund's risks, but there is no guarantee that these strategies will work as the Adviser intends. When you sell your shares, they may be worth more or less than what you paid for them.

Changes in the value of portfolio securities will not affect cash income, if any, derived from these securities but will affect the Fund's net asset value. Because the Fund invests primarily in equity securities, which fluctuate in value, the Fund's shares will fluctuate in value.

Additional Information Regarding the  Fund's Investments.

The following paragraphs provide a brief description of some of the types of securities in which the Fund may invest, in accordance with its investment objectives, policies and limitations, including certain transactions they may make and strategies they may adopt. The following also contains a brief description of certain risk factors.

The Fund may, following notice to its shareholders, take advantage of other investment practices which are not at present contemplated for use by the Fund or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in this Prospectus. The Adviser may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Fund achieve its goals.


Equity Securities may include common stocks, preferred stock, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Debt Securities. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities, loans, and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

Investment-grade debt securities are securities rated at the time of purchase within the four highest rating categories assigned by a nationally recognized statistical ratings organization ("NRSRO") or, if unrated, which the Adviser determines to be of comparable quality. The applicable securities ratings are described in the Appendix to the Statement of Additional Information. Some, however, may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial condition of issuers.

Lower-rated debt securities, commonly referred to as "junk bonds" are considered speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher-rated debt securities. The Fund currently intends to limit its investments in lower-rated securities to no more than 5% of its assets.

Short Sales. When the Adviser anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security.

All short sales must be fully collateralized, and the Fund will not sell securities short if, immediately after and as a result of the sale, the value of all securities sold short by the Fund exceeds 25% of its total assets. The Fund limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.

Short-Term Obligations. There may be times when, in the opinion of the Adviser, adverse market conditions exist, including any period during which it believes that the return on certain money market type instruments would be more favorable than that obtainable through the Fund's normal investment programs. Accordingly, for temporary defensive purposes, the Fund may hold up to 100% of its total assets in cash and/or short-term obligations. To the extent that the Fund's assets are so invested, they will not be invested so as to meet its investment objective. The instruments may include high grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements which mature in less than seven days and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Bankers' acceptances are instruments of the United States banks which are drafts or bills of exchange "accepted" by a bank or trust company as an obligation to pay on maturity.

Other Instruments may include securities of closed-end investment companies.

LEAPS. The Fund may purchase long-term exchange-traded equity options called Long-Term Equity Anticipation Securities ("LEAPs"). LEAPs provide a holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount. The Fund will not purchase these options with respect to more than 25% of the value of its net assets .

Investment Company Securities. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

Illiquid Investments and Restricted Securities. The Fund may invest up to 15% of its net assets in illiquid investments (investments that cannot be readily sold within seven days), including restricted securities which do not meet the criteria for liquidity established by the Trust's Board of Trustees (the "Trustees"). The Adviser, under the supervision of the Trustees, determines the liquidity of the Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses. Restricted securities are securities which cannot be sold to the public without registration under the Securities Act of 1933. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.


The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a position of the staff of the Commission set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under Federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Staff of the Commission has left the question of determining the liquidity of certain restricted securities, including Rule 144A securities and foreign securities, to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades. The Trustees have delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities pursuant to the above criteria and guidelines adopted by the Board of Trustees. The Trustees will continue to monitor and periodically review the Adviser's selection of Rule 144A securities as well as any determinations as to their liquidity.


Securities Lending. In order to generate additional income, the Fund may, from time to time, lend its portfolio securities. The Fund must receive collateral equal to 100% of the securities' value in the form of cash or U.S. Government securities, plus any interest due, which collateral must be marked to market daily by the Adviser. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund amounts equal to any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans are subject to termination by the Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, the Fund intends to terminate any loan and regain the right to vote if that is considered important with respect to the Fund's investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. The Fund will limit its securities lending to 33 1/3 % of its total assets.

Borrowing. The Fund may borrow from banks, other financial institutions or from other funds advised by the Adviser, or though reverse repurchase agreements. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. The Fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33 1/3% of its total assets.

Repurchase Agreements. Under the terms of a repurchase agreement, a Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund was delayed pending court action. Repurchase agreements are considered to be loans by the staff of the Commission.

The Fund currently intends to limit its investment to no more than 5% of its assets in the following instruments and techniques:

Foreign Securities. The Fund may invest in equity securities of foreign issuers, including securities traded in the form of American Depositary Receipts. The Fund currently intends to limit its investments in foreign securities.


Money Market Securities are high-quality, short-term obligations issued by the U.S. government, corporations, financial institutions and other entities. These obligations may carry fixed, variable, or floating interest rates.

U.S. Government Money Market Securities are short-term debt obligations issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by the Financing Corporation are supported only by the credit of the entity that issued them.


Convertible Securities. The Fund may invest in all types of common stocks and equivalents (such as convertible debt securities and warrants) and preferred stocks. The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.

Zero Coupon Bonds. The Fund is permitted to purchase zero coupon securities ("zero coupon bonds"). Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments.

Stripped Securities. The Fund may also purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").


Asset-Backed  Securities  include  interests  in  pools  of  mortgages,   loans,
receivables, or other assets. Payments of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Variable and Floating Rate Securities have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.


Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price.

Other Money Market Securities may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits.


Options and Futures. The Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Fund may at times seek to hedge against fluctuations in net asset value and to attempt to increase its investment return.

Index Futures and Options. The Fund may buy and sell index futures contracts ("index futures") and options on index futures and on indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An index future is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index futures or option transaction, the Fund realizes a gain or loss. The Fund may also buy and sell index futures and options to increase its investment return.

When-Issued Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time.

                      Additional Information About the Fund

Diversification. Diversify in the Fund's investment portfolio may reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.

The Fund is considered non-diversified. The Fund may not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, may not invest more than 5% of its total assets in any one issuer. These limitations do not apply to U.S. government securities.

Certain investment management techniques which the Fund may use, such as the purchase and sale of futures and options may expose the Fund to special risks. These products may be used to adjust the risk and return characteristics of the Fund's portfolio of investments. These various products may increase or decrease exposure to fluctuation in security prices, interest rates, or other factors that affect security values, regardless of the issuer's credit risk. Regardless of whether the intent was to decrease risk or increase return, if market conditions do not perform consistently with expectations, these products may result in a loss. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater risk of loss than more traditional equity investments.

Portfolio Transactions. The Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to take advantage of what the Adviser believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the Fund's turnover rate and its transaction costs. High turnover will generally result in higher brokerage costs and possible tax consequences for the Fund.

From time to time, the Fund, to the extent consistent with its investment objective, policies and restrictions, may invest in securities of issuers with which the Adviser or its affiliates have a lending relationship.

The portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs and higher levels of taxable realized gains to the

Fund's shareholders. It is expected that portfolio turnover for the Fund will not exceed 250%. (See "Additional Tax Information" in the Statement of Additional Information.)


Brokerage Allocation. Subject to the supervision of the Trustees, the Adviser is authorized to allocate brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Trustees have adopted procedures incorporating the standards of Rule 17e-1 of the Investment Company Act of 1940, as amended (the "1940 Act"), which require that the commission paid to
affiliated   broker-dealers   must  be  reasonable  and  fair  compared  to  the
commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. It is expected that brokerage will be allocated to the Distributor, Friedman, Billings, Ramsey & Co., Inc., an affiliate of the Adviser. Bear, Stearns Securities Corp. an affiliate of the administrator and the custodian, acts as clearing broker to the Distributor.


NOTE: The Statement of Additional Information contains additional information about the investment practices of the Fund and risk factors. The investment policies and limitations of the Fund may be changed by the Trustees without any vote of shareholders unless (1) a policy is expressly deemed to be a fundamental policy of the Fund or (2) a policy is expressly deemed to be changeable only by such majority vote.


                             How to Purchase Shares

General.


The minimum initial investment is $2,000, or $1,000 if the investment is for Individual Retirement Accounts ("IRAs"), or pension, profit-sharing or other employee benefit plan ("Retirement Plans"). Subsequent investments ordinarily must be at least $100. The Trust reserves the right to reject any purchase order. The Trust reserves the right to vary the initial and subsequent investment minimum requirements at any time. Investments by employees of the Adviser and its affiliates are not subject to minimum investment requirements. The Fund, at its own discretion, reserves the right to suspend purchases of its shares.

Purchases of the Fund's shares may be made through a brokerage account maintained with FBR or through certain investment dealers who are members of the National Association of Securities Dealers, Inc. who have sales agreements with the Distributor (an "Authorized Dealer"). Purchases of the Fund's shares also may be made directly through the Transfer Agent.

Purchases are effected at the Fund's net asset value next determined after a purchase order is received by FBR another Authorized Dealer or the Transfer Agent (the "trade date"). Payment for Fund shares generally is due to FBR or another Authorized Dealer on the third business day (the "settlement date") after the trade date.


Purchases can be made through the Transfer Agent.


Shares representing interests in the Fund are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge through PFPC, the Fund's transfer agent (the "Transfer Agent"). Shares may be purchased initially by completing the application (the "Application") accompanying this Prospectus and forwarding the application and payment to the Transfer Agent. Subsequent purchases of shares may be effected by mailing a check or Federal Reserve Draft payable to the order of "The FBR Family of Funds" c/o PFPC, P.O. Box 8994, Wilmington, Delaware 19899-8994. The name of the Fund must also appear on the check or Federal Reserve Draft. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System.

An investor may also purchase shares by having his bank or his broker wire Federal Funds to the Transfer Agent. An investor's bank or broker may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

A. Telephone the Fund's Transfer Agent, toll-free (800) 821-3460, and provide the Transfer Agent with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. The Transfer Agent will then provide an investor with a Fund account number. Investors with existing accounts should also notify the Transfer Agent prior to wiring funds.

B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:


        PNC Bank, N.A.
        Philadelphia, Pennsylvania

        ABA-0310-0005-3
        CREDITING ACCOUNT NUMBER 86-1108-2435
        FROM: (name of investor)
        ACCOUNT NUMBER: (Investor's account number with the Fund) FOR PURCHASE OF: (name of the Fund)
        AMOUNT: (amount to be invested)

C. Fully complete and sign the Application and mail it to the address shown thereon. The Transfer Agent will not process redemptions until it receives a fully completed and signed Application.

For subsequent investments, an investor purchasing shares directly through the Transfer Agent should follow steps A and B above.

Purchases can be made through Authorized Dealers.


Purchases through FBR account executives or other Authorized Dealers may be made by check (except that a check drawn on a foreign bank will not be accepted), Federal Reserve draft or by wiring Federal Funds with funds held in brokerage accounts at FBR or another Authorized Dealer. Checks or Federal Reserve drafts should be made payable as follows: (i) to FBR or an investor's Authorized Dealer or (ii) to The FBR Family of Funds-The FBR Information Technologies Fund if purchased directly from the Trust, and should be directed to the Transfer Agent:
PFPC Inc., Attention: The FBR Family of Funds-The FBR Information Technologies Fund, P.O. Box 8994, Wilmington, Delaware 19899-8994. Direct overnight deliveries to PFPC, Inc., 400 Bellevue Parkway, Suite 108, Wilmington, Delaware 19809. Payment by check or Federal Reserve draft must be received within three business days of receipt of the purchase order by FBR or other Authorized Dealer. FBR or an investor's Authorized Dealer is responsible for forwarding payment promptly to the Trust. Checks for investment must be made payable to The FBR Family of Funds. The payment proceeds of a redemption of shares recently purchased by check may be delayed as described under "How to Redeem Shares."

Shares of the Fund may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). Such shares are offered at the next determined net asset value per share. In those cases where an investor pays for shares by check, the purchase will be effected at the net asset value next determined after the Transfer Agent receives payment in good order. Shareholders may not purchase shares of the Fund with a check issued by a third party and endorsed over to the Fund.

Purchase orders received by FBR, another Authorized Dealer or the Transfer Agent before 4:15 p.m., New York time on any day the Fund calculates their net asset values are priced according to applicable net asset value determined on that date. Purchase orders received after the close of trading on the NYSE are priced as of the time the net asset value is next determined.


Shareholders whose shares are held in a street name account and who desire to transfer such shares to another street name account should contact the record holder of their current street name account.


The Fund understands that some broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals ("Investment Professionals") may impose certain conditions on their clients that invest in the Fund, which are in addition to or different from those described in this Prospectus, and, to the extent permitted by applicable regulatory authority may charge their clients direct fees. Certain features of the Fund, such as the minimum initial or subsequent investments, may be modified in these programs, and administrative charges may be imposed for the services rendered. Therefore, a client or customer should contact the organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of the Fund's shares and should read this Prospectus in light of the terms governing his accounts with Investment Professionals. Investment Professionals will be responsible for promptly transmitting client or customer purchase and redemption orders to the Fund in accordance with their agreements with clients or customers. If payment is not received by such time, the Investment Professional could be held liable for resulting fees or losses.

Net asset value is computed daily as of 4:15 p.m. New York time .

Shares of the Fund are sold on a continuous basis. Net asset value per share is determined as of 4:15 p.m., New York time on each Business Day. The net asset value per share of the Fund is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. The Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by, or in accordance with procedures established by, the Trust's Board of Trustees. For further information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value" in the Fund's Statement of Additional Information.


Federal regulations require that investors provide a certified Taxpayer Identification Number (a "TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes." Failure to furnish a certified TIN to the Trust could subject the investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").

Systematic Investment Plan.


The Systematic Investment Plan permits investors to purchase shares of the Fund at regular intervals selected by the investor. Provided the investor's bank or other financial institution allows automatic withdrawals, Fund shares may be purchased by transferring funds from the account designated by the investor. At the investor's option, the account designated will be debited in the specified amount, and Fund shares will be purchased once a month, on or about the twentieth day. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Investors desiring to participate in the Systematic Investment Plan should call the Transfer Agent at 1-800-821-3460 to obtain the appropriate forms. The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets. Since the Systematic Investment Plan involves the continuous investment in the Fund regardless of fluctuating price levels of the Fund's shares, investors should consider their financial ability to continue to purchase through periods of low price levels. The Trust may modify or terminate the Systematic Investment Plan at any time or charge a service fee. No such fee currently is contemplated.

                              Shareholder Services

Exchange Privilege.

The exchange privilege permits easy purchases of other funds in the FBR Family.


The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange shares of any one of the FBR Funds for shares of any other fund advised by the Adviser and the FBR Money Market Portfolio of The RBB Fund, Inc. Such exchange will be effected at the net asset value of the exchanged fund and the net asset value of the fund to be acquired next determined after the Transfer Agent's receipt of a request for an exchange. In addition, FBR reserves the right to impose a $5.00 administrative fee for each exchange. An exchange of shares will be treated as a sale for Federal income tax purposes. See "Dividends, Distributions and Taxes."

A shareholder wishing to make an exchange may do so by sending a written request to the Transfer Agent. Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the account application that they do not wish to use this privilege. To add a telephone exchange feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with the Transfer Agent. This form is available from the Transfer Agent. Once this election has been made, the shareholder may simply contact the Transfer Agent by telephone to request the exchange by calling (800) 821-3460. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Trust does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. Neither the Trust nor the Transfer Agent will be liable for any loss, liability, cost or expense for following the Trust's telephone transaction procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.

The Trust's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match the Trust's records; (3) requiring the Trust's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions.


For accounts held of record by Investment Professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under power of attorney.

If the exchanging shareholder does not currently own shares of the fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an Eligible Guarantor Institution, as defined by rules issued by the Commission, including banks, brokers, dealers, credit unions, national securities exchanges and savings associations. The exchange privilege may be modified or terminated at any time, or from time to time, by the Trust, upon 60 days' written notice to shareholders.

If an exchange is to a new fund, the dollar value of shares acquired must equal or exceed the Trust's minimum for a new account; if to an existing account, the dollar value must equal or exceed the Trust's minimum for subsequent investments. If any amount remains in the fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Trust.


Retirement Plans.

Shares may be purchased in conjunction with IRAs, rollover IRAs, or pension, profit-sharing or other employer benefit plans. For further information as to annual fees, contact the Transfer Agent. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

Redirected Distribution Option.

The redirected distribution option permits investment of investors' dividends and distributions in shares of other funds in the FBR Family.


The Redirected Distribution Option enables a shareholder to invest automatically dividends and/or capital gain distributions, if any, paid by in shares of another fund advised by the Adviser of which the shareholder is an investor, or the FBR Money Market Portfolio of The RBB Fund, Inc. Shares of the other fund will be purchased at the then-current net asset value.

This privilege is available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply. The Fund may modify or terminate this privilege at any time or charge a service fee. No such fee currently is contemplated.


                              How to Redeem Shares

General.

The redemption price will be based on the net asset value next computed after receipt of a redemption request.


Investors may request redemption of Fund shares at any time. Redemption requests may be made as described below. When a request is received in proper form, the Fund will redeem the shares at the next determined net asset value. The Trust imposes no charges when shares are redeemed directly through the Transfer Agent, however, if a shareholder sells shares of the Fund after holding them 90 days or less, the Fund will deduct a redemption fee equal to 1.00% of the value of such shares. This redemption fee will also be charged if an investor exchanges shares which have been held 90 days or less into the FBR Money Market Portfolio of The RBB Fund, Inc.

 The Fund ordinarily will make payment for all shares redeemed within three days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Commission. However, if an investor has purchased Fund shares by check and subsequently submits a redemption request by mail, the redemption proceeds will not be transmitted until the check used for investment has cleared, which may take up to 15 days. The Trust will reject requests to redeem shares by telephone or wire for a period of 15 days after receipt by the Transfer Agent of the purchase check against which such redemption is requested. This procedure does not apply to shares purchased by wire payment.


The Trust reserves the right to redeem investor accounts at its option upon not less than 60 days' written notice if the account's net asset value is $500 or less, for reasons other than market conditions, and remains so during the notice period.

Procedures.

Shareholders may redeem shares in several ways.

Redemption through FBR or Authorized Dealers

Clients with a brokerage account may submit redemption requests to their account executives or Authorized Dealers in person or by telephone, mail or wire. As the Trust's agent, FBR or an Authorized Dealer may honor a redemption request by repurchasing Trust shares from a redeeming shareholder at the shares' net asset value next computed after receipt of the request by the Authorized Dealer. Under normal circumstances, within three days, redemption proceeds will be paid by check or credited to the shareholder's brokerage account at the election of the shareholder. FBR account executives or Authorized Dealers are responsible for promptly forwarding redemption requests to the Transfer Agent.


Redemption through the Transfer Agent

Redemption in Writing


Shareholders who are not clients with a brokerage account who wish to redeem shares must redeem their shares through the Transfer Agent by mail; other shareholders also may redeem Trust shares through the Transfer Agent. To do so, a written request in proper form must be sent directly to The FBR Family of Funds c/o PFPC, P.O. Box 8994, Wilmington, Delaware 19899-8994. Shareholders may also place redemption requests through an Investment Professional, but such Investment Professional might charge a fee for this service.

A request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signatures must be guaranteed by an Eligible Guarantor Institution. A signature guarantee verifies your signature. You may call the Transfer Agent at (800) 821-3460 to determine whether the entity that will guarantee the signature is an Eligible Guarantor Institution.

Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is also required in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.


Redemption by Telephone

Investors may redeem shares without charge by telephone if they have [checked the appropriate box] and supplied the necessary information on the Application, or have filed a Telephone Authorization with the Transfer Agent. An investor may obtain a Telephone Authorization from the Transfer Agent by calling (800) 821-3460. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the trust does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $10,000. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time. A transaction fee of $15.00 will be charged for payments by wire. FBR and the Transfer Agent reserve the right to refuse a telephone redemption if they deem it advisable to do so. Neither the Trust, the Transfer Agent nor the

Distributor will be liable for any loss, liability, cost or expense for following these procedures or for following instructions communicated by telephone that it reasonably believes to be genuine. These procedures are set forth under "Shareholder Services--Exchange Privilege" above.

If an investor authorizes telephone redemption, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a representative of FBR or the Authorized Dealer and reasonably believed by the Transfer Agent to be genuine. The Trust will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Transfer Agent or the Trust may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Trust nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.


Other Information on Redemptions

The Fund is not responsible for the efficiency of the Federal Wire System or a shareholder's investment adviser, broker-dealer or bank. The shareholder is responsible for any charges imposed by the shareholder's bank. To change the name of the single designated bank account to receive redemptions, it is necessary to send a written request (with a signature guaranteed by an Eligible Guarantor Institution) to The FBR Family of Funds, c/o PFPC Inc., P.O. Box 8994, Wilmington, Delaware 19899-8994. For Retirement Plan accounts, redemption requirements may be different; consult your IRA plan document for further details.

Payment of Redemption Proceeds


In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Transfer Agent. Payment for shares redeemed is made by check mailed within three days after acceptance by the Transfer Agent of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the Commission. If the shares to be redeemed have been recently purchased by check, the Transfer Agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared.


Redemption In-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of the Fund's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after they have redeemed their shares. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.


Additional Information about Redemptions


A shareholder may have redemption proceeds of $10,000 or more wired to the shareholder's brokerage account or a commercial bank account designated by the shareholder. A transaction fee of $15.00 will be charged for payments by wire. Questions about this option, or redemption requirements generally, should be referred to the shareholder's FBR account executive, to another Authorized Dealer, or to the Transfer Agent if the shares are not held in a brokerage account.


Written redemption instructions must be received by the Transfer Agent in proper form and signed exactly as the shares are registered. All signatures must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Stock Exchanges Medallion Program and the Securities Transfer Agents Medallion Program ("STAMP"). Such guarantees must be signed by an authorized signatory thereof with "Signature Guaranteed" appearing with the shareholder's signature. If the signature is guaranteed by a broker or dealer, such broker or dealer must be a member of a clearing corporation and maintain net capital of at least $100,000. Signature-guarantees may not be provided by notaries public. Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Investors may obtain from the Trust or the Transfer Agent forms of resolutions and other documentation which have been prepared in advance to assist compliance with the Funds' procedures. Any questions with respect to signature-guarantees should be directed to the Transfer Agent by calling 1-800-821-3460.

During times of drastic economic or market conditions, investors may experience difficulty in contacting FBR or Authorized Dealers by telephone to request a redemption of Fund shares. In such cases, investors should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in the redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Fund's net asset value may fluctuate. The Trust intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, the Trust may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

Automatic Withdrawal

Automatic Withdrawal permits investors to request withdrawal of a specified dollar amount (minimum of $100) on either a monthly or quarterly basis if the investor has a $10,000 minimum account. An application for automatic withdrawal can be obtained from FBR or the Transfer Agent. Automatic Withdrawal may be ended at any time by the investor, the Trust or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through Automatic Withdrawal. Purchases of additional shares concurrently with withdrawals generally are undesirable.

                       Dividends, Distributions and Taxes

Dividends will be automatically reinvested in additional Fund shares at net asset value, unless payment in cash is requested or dividends are redirected into another fund pursuant to the Redirected Distribution Option.


The Fund ordinarily pays dividends from its net investment income and distributes net realized securities gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Dividends are automatically reinvested in additional Fund shares at net asset value, unless payment in cash is requested. All expenses are accrued daily and deducted before declaration of dividends to investors.

Federal Taxes

The Fund intends to qualify as a regulated investment company by satisfying the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Tax Code"). The Fund contemplates the distribution of all of its net investment income and capital gains, if any, in accordance with the timing requirements imposed by the Tax Code, so that the Fund will not be subject to federal income taxes or the 4% excise tax on undistributed income.

Distributions by the Fund of its net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. These distributions are treated as dividends for federal income tax purposes, but only a portion thereof may qualify for the 70% dividends-received deduction for corporate shareholders (which portion may not exceed the aggregate amount of qualifying dividends from domestic corporations received by the relevant Fund and must be designated by the Fund as so qualifying). Distributions by the Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gain, regardless of the length of time shareholders have held their shares. Such distributions are not eligible for the dividends-received deduction. If a shareholder disposes of shares in the Fund at a loss before holding such shares for more than six months, the loss will be treated as a long-term capital loss to the extent that the shareholder has received a capital gain dividend on those shares.

Distributions to shareholders of the Fund will be treated in the same manner for federal income tax purposes whether received in cash or in additional shares. Distributions received by shareholders of the Fund in January of a given year will be treated as received on December 31 of the preceding year provided that they were declared to shareholders of record on a date in October, November, or December of such preceding year. The Fund sends tax statements to its shareholders (with copies to the Internal Revenue Service (the "IRS")) by January 31 showing the amounts and tax status of distributions made (or deemed made) during the preceding calendar year.


Income from securities of foreign issuers may be subject to foreign withholding taxes. Credit for such foreign taxes, if any, will not pass through to the shareholders.


Other Tax Information

The information above is only a summary of some of the federal income tax consequences generally affecting each Fund and its U.S. shareholders, and no attempt has been made to discuss individual tax consequences. A prospective investor should also review the more detailed discussion of federal income tax considerations in the Statement of Additional Information. In addition to the federal income tax, a shareholder may be subject to state, local, or foreign taxes on his or her investment in the Fund, depending on the laws of the shareholder's jurisdiction. Investors considering an investment in the Fund should consult their tax advisers to determine whether the Fund is suitable to their particular tax situation.

When investors sign their Account Application, they are asked to provide their correct social security or taxpayer identification number and other required certifications. If investors do not comply with IRS regulations, the IRS requires the Fund to withhold 31% of amounts distributed to them by the Fund as dividends or in redemption of their shares.


Because a  shareholder's  tax treatment  depends on the  shareholder's  purchase
price  and  tax  position,   shareholders  should  keep  their  regular  account
statements for use in determining their tax.

                                   Performance


From time to time, performance information for the Fund showing total return may be presented in advertisements, sales literature and in reports to shareholders. Such performance figures are based on historical performance and are not intended to indicate future performance. Average annual total return will be calculated over a stated period of more than one year. Average annual total return is measured by comparing the value of an investment at the beginning of the relevant period (as adjusted for sales charges, if any) to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing that figure. Cumulative total return is calculated similarly to average annual total return, except that the resulting difference is not annualized.

Yield will be computed by dividing the Fund's net investment income per share earned during a recent thirty-day period by the Fund's maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

Investors may also judge, and the Trust may at times advertise, the performance of the Fund by comparing it to the performance of other mutual funds with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, in publications issued by Lipper Analytical Services, Inc., and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and local newspapers. In addition, general information about the Fund that appears in publications such as those mentioned above may also be quoted or reproduced in advertisements, sales literature or in reports to shareholders.

Performance is a function of the type and quality of instruments held in the Fund's portfolio, operating expenses, and market conditions. Consequently, performance will fluctuate and data reported are not necessarily representative of future results. Any fees charged by service providers with respect to customer accounts for investing in shares of the Fund will not be reflected in performance calculations.


                           Fund Organization and Fees

The FBR Family of Funds is an open-end management investment company, commonly known as a mutual fund, and currently consisting of four series portfolios. The FBR Family of Funds is a Delaware business trust. The Trust's offices are located at Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust.


Investment Adviser

FBR Fund Advisers, Inc. is the investment adviser to the Fund. The Adviser directs the investment of the Fund's assets, subject at all times to the supervision of the Trust's Board of Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of the Fund's investments.

The Adviser was organized as a Delaware corporation on September 13, 1996 and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. It is an affiliate of Friedman, Billings, Ramsey & Co., Inc., Friedman, Billings, Ramsey Investment Management, Inc. and FBR Offshore Management, Inc. Affiliates of the Adviser manage approximately $200 million for numerous clients including individuals, banks and thrift institutions, investment companies, pension and profit sharing plans and trusts, estates and charitable organizations. The Adviser is a new company and therefore has a short operating history as an investment manager of mutual funds, but its officers and employees are persons with extensive experience in managing investment portfolios. The types of investments the Adviser's officers and employees offer advice on include equity securities, corporate debt securities, commercial paper, U.S. government securities, and options .

For the services provided and expenses incurred pursuant to the investment advisory agreement between the Trust and the Adviser on behalf of the Fund, the Adviser is entitled to receive a fee, computed daily and paid monthly, at an annual rate of .90% of the average daily net assets of the Fund. The investment advisory fee paid by the

Fund is higher than the advisory fees paid by most mutual funds, although the Trust' Board of Trustees believes such fees to be comparable to advisory fees paid by many funds having similar objectives and policies. The advisory fees for the Fund have been determined to be fair and reasonable in light of the services provided to the Fund. The Adviser may periodically waive all or a portion of its advisory fee with respect to the Fund.

Under the investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the "Investment Advisory Agreement"), the Adviser may delegate a portion of its responsibilities to a sub-adviser. The Investment Advisory Agreement provides that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of FBR as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser, and the Adviser will be as fully responsible to the Fund for the acts and omissions of such persons as it is for its own acts and omissions.

________________ is primarily responsible for the investment management of the Fund and has been since its inception.

Distributor

Friedman, Billings, Ramsey & Co, Inc., located at Potomac Tower, 1001 Nineteenth Street North, Arlington, Virginia 22209 serves as the Fund's principal underwriter and distributor of the Fund's shares pursuant to an agreement which is renewable annually. The Distributor is entitled to receive payments under the Fund's Distribution and Shareholder Servicing Plans described below.

Administrator

Under the terms of an Administration Agreement with the Trust on behalf of the Fund, Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of the Bear Stearns Companies Inc., generally supervises certain operations of the Fund, subject to the over-all authority of the Trust's Board of Trustees in accordance with Delaware law.

From time to time, BSFM may waive receipt of its fees , which would have the effect of lowering the Fund's expense ratio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. The Fund will not pay BSFM at a later time for any amounts it may waive.

Under the terms of an Administration and Accounting Services Agreement with the Trust on behalf of the Funds, PFPC Inc. provides certain administration and fund accounting services to the Fund.

Custodian and Transfer Agent

Custodial Trust Company, a wholly-owned subsidiary of The Bear Stearns Companies Inc., 101 Carnegie Center, Princeton, New Jersey 08540, is the Fund's custodian. PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Funds' transfer agent, dividend disbursing agent and registrar (the "Transfer Agent"). The Transfer Agent also provides certain administrative services to the Fund.

Distribution Plan

The Fund has adopted a Rule 12b-1 Plan under which the Fund pays the Distributor at the annual rate of .25% of average daily net assets.

Under a plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund pays the Distributor for distributing Fund shares a fee at the annual rate of .25% of the average daily net assets of the Fund. Distribution fees may be used by the Distributor for: (a) costs of printing and distributing a Fund's prospectus, statement of additional information and reports to prospective investors in the Fund; (b) costs involved in preparing, printing and distributing sales literature pertaining to a Fund; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of a Fund's shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding a Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by a Fund's transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee; and (f) any other expense primarily intended to result in the sale of a Fund's shares, including, without limitation, payments to salesmen and selling dealers who have entered into selected dealer agreements with the Distributor, at the time of the sale of shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares. The fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred. The Trust understands that these third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Distributor under the Plan.

Independent Accountants

Arthur Andersen LLP serves as independent accountants to the Fund.


                             Additional Information


The Trust may issue an unlimited number of shares and classes of the Fund. Shares of each class of the Fund participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, shares will be fully paid and nonassessable by the Trust and will have no preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares owned. For those investors with qualified trust accounts, the trustee will vote the shares at meetings of the Fund's shareholders in accordance with the shareholder's instructions or will vote in the same percentage as shares that are not so held in trust. The trustee will forward to these shareholders all communications received by the trustee, including proxy statements and financial reports. The Trust and the Fund are not required to hold annual meetings of shareholders and in ordinary circumstances do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders. Shareholders holding 10% or more of the Trust's outstanding shares may call a special meeting of shareholders for the purpose of voting upon the question of removal of Trustees.


The Trust's Board of Trustees may authorize the Trust to offer other funds which may differ in the types of securities in which their assets may be invested.


The Adviser and the Trust have adopted a Code of Ethics (the "Code") which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of the Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by the Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by the Adviser and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

Delaware Law

The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to stockholders of Delaware corporations and the Trust Instrument provides that shareholders will not be personally liable for liabilities of the Trust. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, management of the Trust believes that the risk of personal liability to the Fund shareholder would be extremely remote.


In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust will be required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Delaware law authorizes electronic or telephone communications between shareholders and the Trust. Under Delaware law, the Trust will have the flexibility to respond to future business contingencies. For example, the Trustees will have the power to incorporate the Trust, to merge or consolidate it with another entity, to cause each fund to become a separate trust, and to change the Trust's domicile without a shareholder vote. This flexibility could help reduce the expense and frequency of future shareholder meetings for non-investment related issues.


Miscellaneous

As of the date of this Prospectus, the Fund offers only the class of shares that is offered by this Prospectus. Subsequent to the date of this Prospectus, the Fund may offer additional classes of shares through a separate prospectus. Any such additional classes may have different sales charges and other expenses, which would affect investment performance. Further information may be obtained by contacting your Authorized Dealer or by calling 800-821-3460.

Shareholders will receive Semi-Annual Reports, which are unaudited, and Annual Reports, which are audited by independent public accountants ("Reports"), describing the investment operations of the Fund. Each of these Reports, when available for a particular fiscal year end or the end of a semi-annual period, is incorporated herein by reference. The Trust may include information in its Reports to shareholders that (a) describes general economic trends, (b) describes general trends within the financial services industry or the mutual fund industry, (c) describes past or anticipated portfolio holdings for the Fund or (d) describes investment management strategies for the Trust. Such information is provided to inform shareholders of the activities of the Trust for the most recent fiscal year or semi-annual period and to provide the views of the Adviser and/or the Trust's officers regarding expected trends and strategies.

The Trust intends to eliminate duplicate mailings of Reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may receive additional copies of any Report at no cost by writing to the Fund at the address listed on the cover page of this Prospectus or by calling 800-821-3460.

Inquiries regarding the Trust or the Fund may be directed in writing to the Trust at PFPC Inc., Bellevue Corporate Center, P.O. Box 8994, Wilmington, Delaware 19899-8994, or by telephone, toll-free, at 800-821-3460.


No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                             THE FBR FAMILY OF FUNDS


                           FBR FINANCIAL SERVICES FUND


                          FBR SMALL CAP FINANCIAL FUND


                         FBR SMALL CAP GROWTH/VALUE FUND

                               December ___, 1996

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of The FBR Family of Funds, dated the same date as the date hereof (the "Prospectus"). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing The FBR Family of Funds at Potomac Tower, 1001 Nineteenth Street North, Arlington, Virginia 22209, or by telephoning toll free 888-888-0025.


TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES........................................... 2
INVESTMENT LIMITATIONS AND RESTRICTIONS..................................... 13
VALUATION OF PORTFOLIO SECURITIES............................................14
PERFORMANCE..................................................................15
ADDITIONAL REDEMPTION INFORMATION............................................17
DIVIDENDS & DISTRIBUTIONS....................................................17
TAXES........................................................................18
TRUSTEES & OFFICERS..........................................................19
ADVISORY & OTHER CONTRACTS...................................................20
ADDITIONAL INFORMATION.......................................................23
APPENDIX.....................................................................26

FINANCIAL STATEMENTS
INVESTMENT ADVISER FBR Fund Advisers, Inc.

DISTRIBUTOR
Friedman, Billings, Ramsey & Co., Inc.


 ADMINISTRATORS
Bear Stearns Funds Management Inc.
PFPC Inc.


TRANSFER AGENT
PFPC Inc.

CUSTODIAN

Custodial Trust Company

                       STATEMENT OF ADDITIONAL INFORMATION


The FBR Family of Funds (the "Trust") is an open-end management investment company. The Trust currently consists of four series of units of beneficial interest ("shares"). The outstanding shares represent interests in the FBR Financial Services Fund (the "Financial Services Fund"), FBR Small Cap Financial Fund (the "Small Cap Financial Fund"), the FBR Information Technologies Fund (the "Information Technologies Fund") and the FBR Small Cap Growth/Value Fund (the "Growth/Value Fund", and collectively with the Small Cap Financial Fund, Financial Services Fund and the Information Technologies Fund, the "Funds"). This Statement of Additional Information relates to each fund, except FBR Information Technologies Fund. Currently, shares of the Information Technologies Fund are not being offered. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Funds should be made without first reading the Funds' Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES


Additional Fund Descriptions - Financial Services Fund and Small Cap Financial Fund

The Financial Services Fund and the Small Cap Financial Fund invest primarily within the investment areas described below.


Financial Services Fund: Companies providing financial services to consumers and industry. Companies in the financial services field include: commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies and holding companies for each of the foregoing, and a variety of firms in all segments of the insurance field such as multi-line, property and casualty, and life insurance.

The financial services area is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

Banks, savings and loan associations, and finance companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The profitability of these groups is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect. Insurance companies are likewise subject to substantial governmental regulation, predominantly at the state level, and may be subject to severe price competition.

Commission regulations provide that the Fund may not invest more than 5% of its assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies as well as those deriving more than 15% of profits from brokerage and investment management activities will be considered to be "principally engaged" in the Fund's business activity.


Small Cap Financial Fund: Companies engaged in investing in real estate, usually through mortgage and other consumer-related loans. These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services, and joint venture financing. Investments may include mortgage banking companies, government-sponsored enterprises, real estate investment trusts, consumer finance companies, and similar entities, as well as savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, and similar depository institutions. The Fund may hold securities of U.S.

depository institutions whose customer deposits are insured by the Savings Association Insurance Fund or the Bank Insurance Fund.

The residential real estate finance industry has changed rapidly over the last decade and is expected to continue to change. Factors expected to continue driving change among the smaller capitalization issues include regulatory changes, consolidation, mutual conversion activity, management changes, residential loan demand, credit trends, interest rate movements and new business development.

The Fund will be influenced by, among other things, potential regulatory changes, interest rate movements, the level of home mortgage demand, and residential delinquency trends.


Additional Information Regarding Fund Investments.

The following descriptions supplement the investment policies of each Fund set forth in the Prospectus. Each Fund's investments in the following securities and other financial instruments are subject to the investment policies and limitations described in the Prospectus and this Statement of Additional Information.

Money Market Securities are high-quality, short-term obligations issued by the U.S. government, corporations, financial institutions and other entities. These obligations may carry fixed, variable, or floating interest rates. A security's credit may be enhanced by a bank, insurance company, or other entity. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.

Convertible Securities. The Funds may invest in all types of common stocks and equivalents (such as convertible debt securities and warrants) and preferred stocks. The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party. Thus, a Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on the Fund's ability to achieve its investment objectives.

Short-Term Obligations. With respect to each Fund there may be times when, in the opinion of the Adviser, adverse market conditions exist, including any period during which it believes that the return on certain money market type instruments would be more favorable than that obtainable through a Fund's normal investment programs. Accordingly, for temporary defensive purposes, each Fund may hold up to 100% of its total assets in cash and/or short-term obligations. To the extent that a Fund's assets are so invested, they will not be invested so as to meet its investment objective. The instruments may include high grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements which mature in less than seven days and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Bankers' acceptances are instruments of the United States banks which are drafts or bills of exchange "accepted" by a bank or trust company as an obligation to pay on maturity.

Asset-Backed Securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.

Structured Securities employ a trust or other similar structure to modify the maturity, price characteristics or quality of financial assets. For example, structural features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund. The payment of principal and interest on structured securities may be largely dependent on the cash flows generated by the underlying financial assets.

Variable or Floating Rate Securities provide for periodic adjustments of the interest rate paid. Variable rate securities provide for a specific periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.

Swap Agreements. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The Funds are not limited to any particular form of swap agreement if the Adviser determines it is consistent with a Fund's investment objective and policies.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A Fund expects to be able to eliminate its exposure under swap agreements whether by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Each Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.

Indexed Securities. The Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.

Receipts. The Funds may also purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").

STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations. Bonds issued by the Resolution Funding Corporation (REFCORP) can also be stripped in this fashion. REFCORP Strips are eligible investments for the Funds.

Zero Coupon Bonds. The Funds are permitted to purchase zero coupon securities ("zero coupon bonds"). Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases the longer the period of maturity. Although zero coupon bonds do not pay interest to holders prior to maturity, Federal income tax law requires the Fund to recognize as interest income a portion of the bond's discount each year and this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

Real Estate-Related Instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

Foreign Investment. The Funds may, subject to their investment objectives and policies, invest in certain obligations or securities of foreign issuers.
Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges and over-the-counter, may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Funds will acquire such securities only when the Adviser believes the risk associated with such investments are minimal.

Foreign Currency Transactions. Each Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. A Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

Each Fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds. The Funds may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

When a Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Funds may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser.

The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Fund held investment denominated in Deutschemarks, the Fund could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, Commission guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by Commission guidelines, the Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of currency management strategies will depend on the Adviser's skill in analyzing and predicting currency values. Currency management strategies may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as the Adviser anticipates. For example, if a currency's value rose at a time when the Adviser had hedged a Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If the Adviser hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser increases a Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that the Adviser's use of currency management strategies will be advantageous to a Fund or that it will hedge at an appropriate time.

Repurchase Agreements. Under the terms of a repurchase agreement, a Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund was delayed pending court action. Repurchase agreements are considered to be loans by the staff of the Commission.

Reverse Repurchase Agreements. As discussed in the Prospectus, a Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at the mutually agreed-upon date and price. The Funds intend to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Such assets will include U.S. Government securities or other liquid, high-grade debt securities. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowing by a Fund under the 1940 Act.

Lower-Rated Debt Securities. The Funds may purchase lower-rated debt securities commonly referred to as "junk bonds" (those rated below the fourth highest grade by an NRSRO and unrated securities judged by the Adviser to be of equivalent quality), that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession.

The market for lower-rated securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-rated debt securities and the Fund's ability to sell these securities.

Since the risk of default is higher for lower-rated debt securities, the Adviser's research and credit analysis are an especially important part of managing securities of this type held by the Funds. In considering investments for the Funds, the Adviser will attempt to identify those issuers of high-yielding debt securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its right as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

Illiquid Investments are investments that cannot be sold or disposed of in the ordinary course of business, within seven days, at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of each Fund's investments and, through reports from the Adviser, the Board monitors investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Adviser may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment). Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. Also, the Adviser may determine some over-the-counter options, restricted securities and loans and other direct debt instruments, and swap agreements to be illiquid. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Loans and Other Direct Debt Instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participation), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Funds in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate the Funds to supply additional cash to the borrower on demand.

Foreign Investment. The Funds may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges. Such investment may subject the Funds to significant investment risks that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets.

The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign  markets  may offer less  protection  to  investors  than U.S.  markets.
Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The Funds may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

Futures Contracts. The Funds may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.

Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. A Fund expects to earn interest income while its margin deposits are held pending performance on the futures contract.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

A Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Restrictions on the Use of Futures Contracts. A Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. A Fund will not enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 1/3 of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

The Trust, on behalf of each Fund, has undertaken to restrict its futures contract trading as follows: first, a Fund will not engage in transactions in futures contracts for speculative purposes; second, a Fund will not market its funds to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, a Fund will disclose to all prospective shareholders the purpose of and limitations on its commodity futures trading; fourth, a Fund will submit to the CFTC special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not required.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Commission. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker, except as may be permitted under Commission rules) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker, except as may be permitted under Commission rules) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).

However, segregation of assets is not required if a Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. A Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where the Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

In addition, the extent to which a Fund may enter into transactions involving futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a registered investment company and the Fund's intention to qualify as such.

Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchaser or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by a Fund are only for hedging purposes, the Adviser believes that the Fund is generally not subject to risks of loss exceeding those that would be undertaken if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

Options

The Funds may purchase and sell put and call options on their portfolio securities to enhance investment performance and to protect against changes in market prices.

Covered Call Options. A Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

In return for the premium received when it writes a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Covered Put Options. A Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

A Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Purchasing Put and Call Options. A Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

A Fund may also purchase put and call options to attempt to enhance its current return.

Options  on  Foreign  Securities.  The Funds may  purchase  and sell  options on foreign securities if a Fund's Adviser believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objectives. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

Risks Involved in the Sale of Options. Options transactions involve certain risks, including the risks that a Fund's Adviser will not forecast interest rate or market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of a Fund's Adviser to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when its Adviser believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Adviser may be considered such a group. These position limits may restrict the Funds' ability to purchase or sell options on particular securities.

Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Funds' use of options.

Special Expiration Price Options

Certain of the Funds may purchase over-the-counter ("OTC") puts and calls with respect to specified securities ("special expiration price options") pursuant to which the Funds in effect may create a custom index relating to a particular industry or sector that the Adviser believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a prenegotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised. Brokerage commissions and other transaction costs will reduce these Funds' profits if the special expiration price options are exercised. A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.


LEAPS. The Growth/Value may purchase certain long-term exchange-traded equity options called Long-Term Equity Anticipation Securities ("LEAPs"). LEAPs provide a holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount. The Growth/Value Fund will not purchase these options with respect to more than 25% of the value of its net assets.


LEAPs are long-term call options that allow holders the opportunity to participate in the underlying securities' appreciation in excess of a specified strike price, without receiving payments equivalent to any cash dividends declared on the underlying securities. A LEAP holder will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP will expire worthless.

Short Sales. Each Fund may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.

Securities Lending. Each Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the Fund or the borrower at any time. While the Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. Each Fund will limit its securities lending to 33 1/3% of total assets.

Investment Company Securities. Each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. The Adviser will waive its investment advisory fees as to all assets invested in other investment companies. Because such other investment companies employ an investment adviser, such investment by a Fund will cause shareholders to bear duplicative fees, such as management fees, to the extent such fees are not waived by the Adviser.

When-Issued Securities. Each Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. When a Fund agrees to purchase securities on a when-issued basis, the Fund's custodian must set aside cash or liquid portfolio securities equal to the amount of that commitment in a separate account, and may be required to subsequently place additional assets in the separate account to reflect any increase in the Fund's commitment. Prior to delivery of when-issued securities, their value is subject to fluctuation and no income accrues until their receipt. A Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for investment leverage. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

Temporary Investments. Each Fund may also invest temporarily in high quality investments or cash during times of unusual market conditions for defensive purposes and in order to accommodate shareholder redemption requests although currently it does not intend to do so. Any portion of a Fund's assets maintained in cash will reduce the amount of assets in securities and may reduce the Fund's total return.

                     INVESTMENT LIMITATIONS AND RESTRICTIONS

The following investment restrictions are fundamental with respect to each Fund and may be changed only by a vote of a majority of the outstanding shares of the Fund as defined in "Additional Information - Miscellaneous" of this Statement of Additional Information).

Each Fund may not:

1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

3. Issue any senior security (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act.

4. Borrow money, except that (a) a Fund may enter into commitments to purchase securities in accordance with its investment program, including when issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets; and (b) a Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. Any borrowing representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments.

5. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

6. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "1933 Act") in the disposition of restricted securities.


7. With respect to 75% (50%, with respect to the Growth/Value Fund) of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.


8. (a) With respect to the Financial Services Fund and the Small Cap Financial Fund, purchase the securities of any issuer if, as a result, less than 25% of a Fund's total assets would be invested in the securities of issuers principally engaged in the financial services industry ; and (b) with respect to Growth/Value Fund, purchase the securities of an issuer if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry. These limitations do not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.


The following restrictions are not fundamental and may be changed without shareholder approval:

1. No Fund will purchase or retain securities of any issuer if the officers or Trustees of the Trust or the officers or directors of its investment adviser owning beneficially more than one half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

2. No Fund will invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

3. No Fund will invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions on resale under the 1933 Act ("Restricted Securities"), shall not be deemed illiquid solely by reason of being unregistered. The Adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors. However, because state securities laws may limit the Fund's investment in Restricted Securities (regardless of the liquidity of the investment), investments in Restricted Securities resalable under Rule 144A will continue to be subject to applicable state law requirements until such time, if ever, that such limitations are changed.


4. No Fund will purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

5. Each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

General. The policies and limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

The investment policies of a Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding voting securities unless (1) a policy is expressly deemed to be a fundamental policy of the Fund or (2) a policy is expressly deemed to be changeable only by such majority vote.

                        VALUATION OF PORTFOLIO SECURITIES

Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Funds' Board of Trustees. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds' shares.

Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Trustees, are valued at fair value as determined in good faith by the Board of Trustees. The Board of Trustees will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Trustees generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Trustees if the Trustees believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Trustees.


New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Presidents' Day,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                                   PERFORMANCE

From time to time the "standardized yield," "dividend yield," "average annual total return," "total return," and "total return at net asset value" of an investment in Fund shares may be advertised. An explanation of how yields and total returns are calculated and the components of those calculations are set forth below.

Yield and total return information may be useful to investors in reviewing a Fund's performance. A Fund's advertisement of its performance must, under applicable Commission rules, include the average annual total returns for the Fund for the 1, 5 and 10 year period (or the life of the Fund, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in a Fund is not insured; its yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Trust of future yields or rates of return on its shares. The yield and total returns of the Fund are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds and operating expenses.

Standardized Yield. A Fund's "yield" (referred to as "standardized yield") for a given 30 day period for a class of shares is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:

               Standardized Yield = 2 [(a-b + 1)^6 - 1]
                                        ---
                                        cd

The symbols above represent the following factors:

               a  =   dividends and interest earned during the 30-day period.

               b  =   expenses  accrued   for the  period  (net  of any  expense
                      reimbursements).

               c  =   the  average  daily   number  of  shares  of   that  class
                      outstanding during the 30-day period that were entitled to receive dividends.

               d  =   the  maximum offering  price per share of the class on the last day of the period, adjusted for undistributed net investment income.

The standardized yield for a 30 day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30 day period occurs at a constant rate for a six month period and is annualized at the end of the six month period. This standardized yield is not based on actual distributions paid by a Fund to shareholders in the 30 day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield," described below.

Dividend Yield and Distribution Returns. From time to time a Fund may quote a "dividend yield" or a "distribution return." Dividend yield is based on the share dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of Fund) on the last day of the period.

Dividend Yield  =  Dividends            +  Number of days (accrual period) x 365
                    -------------------
                    Max. Offering Price
                    (last day of period)

The maximum offering price for shares includes the maximum front-end sales charge, if any.

From time to time similar yield or distribution return calculations may also be made using the net asset value (instead of its respective maximum offering price) at the end of the period.

Total Returns. The "average annual total return" is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:

                     (ERV)^1n-1 = Average Annual Total Return
                     -----
                       (P)

The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                     (ERV)-1 = Total Return
                     -----
                       (P)

From time to time a Fund may also quote an "average annual total return at net asset value" or a cumulative "total return at net asset value." It is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

Performance Comparisons.

         Yield and Total Return. From time to time, performance information for a Fund showing its average annual total return and/or yield may be included in advertisements or in information furnished to present or prospective shareholders and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives may be included in advertisements.

         Total return and/or yield may also be used to compare the performance of a Fund against certain widely acknowledged standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 stocks
(the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

         The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

         The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

         The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized statistical rating agency.

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of quality, composition, and maturity, as well as expenses allocated to the Fund.

                        ADDITIONAL REDEMPTION INFORMATION

Redemption in Kind. Although each Fund intends to redeem shares in cash, each Fund reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from a Fund. To the extent available, such securities will be readily marketable. Redemption in kind will be made in conformity with applicable Commission rules, taking such securities at the same value employed in determining NAV and selecting the securities in a manner the Trustees determine to be fair and equitable. The Funds have elected to be governed by Rule 18F-1 of the 1940 Act under which each Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets a Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Commission by order may permit to protect Fund shareholders.

                           DIVIDENDS AND DISTRIBUTIONS

Each Fund ordinarily declares and pays dividends from its net investment income. Each Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment.

The amount of distributions may vary from time to time depending on market conditions and the composition of a Fund's portfolio.

For this purpose, the net income of a Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund's assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to the Adviser, are accrued each day. The expenses and liabilities of a Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Trust in proportion to the Fund's share of the total net assets of the Trust.


                                      TAXES


It is the policy of each Fund to seek to qualify for the favorable tax treatment accorded regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for so long as such qualification is in the best interests of its shareholders. By following such policy and distributing its income and gains currently with respect to each taxable year, each Fund expects to eliminate or reduce to a nominal amount the federal income and excise taxes to which it may otherwise be subject.

In order to qualify as a RIC, a Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or options, futures, or forward contracts on foreign currencies) held for less than three months, and
(3) diversify its holdings so that at the end of each quarter of its taxable year (a) at least 50% of the market value of the Fund's assets is represented by cash or cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which a Fund may engage in short-term trading and concentrate investments. If a Fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders with respect to each taxable year within the time limits specified in the Code.

A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the following calendar year. If distributions during a calendar year are less than the required amount, the fund is subject to a non-deductible excise tax equal to 4% of the deficiency.

Certain investment and hedging activities of a Fund, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities, are subject to special tax rules. In a given case, these rules may accelerate income to a Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Trust will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund and its shareholders.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends and redemption proceeds paid to any shareholder who has failed to provide a (or has provided an incorrect) tax identification number, or is subject to withholding pursuant to a notice from the IRS for failure to properly include on his or her income tax return payments of interest or dividends. This "backup withholding" is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Information set forth in the Prospectus and this Statement of Additional Information that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Fund by U.S. shareholders. No attempt has been made to present a complete explanation of the federal tax treatment of a Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information; such law and associated regulations may be changed by legislative, judicial or administrative action, sometimes with retroactive effect.

                              TRUSTEES AND OFFICERS

Board of Trustees.


Overall responsibility for management of the Trust rests with the Trustees, who are elected by the shareholders of the Trust. The Trust is managed by the Trustees in accordance with the laws of the State of Delaware. There are currently five Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.


The Trustees of the Trust, their addresses, ages and their principal occupations during the past five years are as follows:


                                   Position(s) Held         Principal Occupation
Name, Address and Age              With the Trust           During Past 5 Years
---------------------              --------------           -------------------

Eric F. Billings, 44*              Chairman, Trustee,       Vice-Chairman  and  Director,  FBR  Fund
Potomac Tower                      President, Chief         Advisers, Inc., Friedman, Billings, Ramsey
1001 Nineteenth Street North       Financial Officer and    & Co., Inc., Friedman, Billings, Ramsey,
Arlington, Virginia  22209         Treasurer                Investment  Management,   Inc.  and  FBR
                                                            Offshore Management Inc.

Thomas D. Eckert, 49               Trustee                  President and Chief Operating Officer, Pulte
Pulte Home North                                            Home North, an operating  company of the
2100 Reston Parkway, Ste 450                                Pulte Home Corporation.
Reston, Virginia  20191

Patrick J. Keeley, 48              Trustee                  Partner in the law firm of  Fulbright  &
Fulbright & Jaworski, L.L.P.                                Jaworski, L.L.P.
801 Pennsylvania Avenue, N.W.
Washington, D.C.  20004



Mark S. Ordan, 37                  Trustee                  Private  investor since  September 1996;
1626 East Jefferson Street                                  formerly, Chairman and CEO, Fresh Fields
Rockville, Maryland  20852                                  Markets, from November 1989 to September

                                                            1996

W. Russell Ramsey, 36*             Trustee, Vice            President and Director, FBR Fund Advisers,
Potomac Tower                      President, and           Inc., Friedman,  Billings, Ramsey & Co.,
1001 Nineteenth Street North       Secretary                Inc.,   Friedman,    Billings,   Ramsey,
Arlington, Virginia  22209                                  Investment  Management,   Inc.  and  FBR
                                                            Offshore Management Inc.

------------------------
* Messrs. Billings and Ramsey are deemed to be "interested persons" of the Trust under the 1940 Act.


The Board of Trustees presently has an audit committee, a valuation committee, and a nominating committee. The members of each committee are Messrs. Eckert, Keeley and Ordan. The function of the audit committee is to recommend independent auditors and review and report on accounting and financial matters. The function of the valuation committee is to determine and monitor the value of the Funds' assets. The function of the nominating committee is to nominate persons to serve as disinterested trustees and trustees to serve on committees of the Board.


Remuneration of Trustees and Certain Executive Officers.


 Each Independent Trustee receives a fee of $1,000 for each regular meeting and $500 for each committee meeting attended plus expenses and $250 for each telephonic meeting.


The officers of the Trust, their ages, addresses and principal occupations during the past five years, are as follows:


                                   Position(s) Held         Principal Occupation

 Name, Address and Age              With the Trust          During Past 5 Years
----------------------             ---------------          -------------------

Eric F. Billings, 44               Chairman, Trustee,       Vice-Chairman  and  Director,  FBR  Fund
Potomac Tower                      President, Chief         Advisers, Inc., Friedman, Billings, Ramsey
1001 Nineteenth Street North       Financial Officer and    & Co., Inc., Friedman, Billings, Ramsey,
Arlington, Virginia  22209         Treasurer                Investment  Management,   Inc.  and  FBR
                                                            Offshore Management Inc.

W. Russell Ramsey, 36              Trustee, Vice            President and Director, FBR Fund Advisers,
Potomac Tower                      President, and           Inc., Friedman,  Billings, Ramsey & Co.,
1001 Nineteenth Street North       Secretary                Inc.,   Friedman,    Billings,   Ramsey,
Arlington, Virginia  22209                                  Investment  Management,   Inc.  and  FBR
                                                            Offshore Management Inc.


The mailing address of each of the officers of the Trust is Potomac Tower, 1001 Nineteenth Street North, Arlington, Virginia 22209.


The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

                          ADVISORY AND OTHER CONTRACTS

Investment Adviser.

FBR Fund Advisers, Inc. is the investment adviser to the Funds. The Adviser directs the investment of the Funds' assets, subject at all times to the supervision of the Trust's Board of Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase and sale of the Funds' investments.


The Adviser was organized as a Delaware corporation on September 13, 1996 and is registered as an investment adviser under the 1940 Act. It is an affiliate of Friedman, Billings, Ramsey & Co., Inc., Friedman, Billings, Ramsey Investment Management, Inc. and FBR Offshore Management, Inc. Affiliates of the Adviser manage approximately $200 million for numerous clients including individuals, banks and thrift institutions, investment companies, pension and profit sharing plans and trusts, estates and charitable organizations.


The Investment Advisory Agreement.

Unless sooner terminated, the Investment Advisory Agreement between the Adviser and the Trust on behalf of the Funds (the "Investment Advisory Agreement") provides that it will continue in effect as to each Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Trustees or by vote of a majority of the outstanding shares of a Fund (as defined under "Additional Information"), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

The Investment Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Under the Investment Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub- adviser. In addition, the Investment Advisory Agreement provides that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of a Fund and are under the common control of FBR as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.

Portfolio Transactions.

Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Trustees of the Trust, and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker-dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker-dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While the Adviser generally seeks competitive spreads or commissions, a Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

Allocation of transactions to dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable to the Adviser by a Fund. Such information may be useful to the Adviser in serving both the Trust and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Trust. The Trustees have authorized the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Trustees have adopted procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." At times, a Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

Investment decisions for a Fund are made independently from those made for the other funds of the Trust or any other investment company or account managed by the Adviser. Such other funds, investment companies or accounts may also invest in the same securities in which a Fund invests. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only the Fund had participated in or been allocated such trades. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other funds of the Trust or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parents or subsidiaries or affiliates and, in dealing with their commercial customers, the Adviser, its subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

Portfolio Turnover.

The turnover rate is calculated by dividing the lesser of each Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less.

Distributor

Friedman, Billings, Ramsey & Co, Inc., located at Potomac Tower, 1001 Nineteenth Street North, Arlington, Virginia 22209, serves as the Funds' principal underwriter and distributor (the "Distributor") of the Funds' shares pursuant to an agreement which is renewable annually. The Distributor is entitled to receive payments under the Funds' Distribution and Shareholder Servicing Plans described below.

Administrator


Under the terms of an Administration Agreement with the Trust on behalf of the Funds, Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., generally supervises certain operations of the Funds, subject to the over-all authority of the Trust's Board of Trustees in accordance with Delaware law.

From time to time, BSFM may waive receipt of its fees , which would have the effect of lowering a Fund's expense ratio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. The Funds will not pay BSFM at a later time for any amounts it may waive.

Under the terms of an Administration and Accounting Services Agreement with the Trust on behalf of the Funds, PFPC Inc. provides certain administration and accounting services to the Funds.


Custodian and Transfer Agent

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540, is the Funds' custodian. PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Funds' transfer agent, dividend disbursing agent and registrar (the "Transfer Agent"). The Transfer Agent also provides certain administrative services to the Funds. Neither of them has any part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Distribution Plan

Under a plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), each Fund pays the Distributor for distributing Fund shares and for providing personal services to, and/or maintaining accounts of, Fund shareholders a fee at the annual rate of .25% of the average daily net assets of the Fund. Under the Plan, the Distributor may pay third parties in respect of these services such amount as it may determine. The fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred. The Trust understands that these third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Distributor under the Plan.

In approving the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the Independent Trustees, being Trustees who are not "interested persons", as defined by the 1940 Act, of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan will continue in effect from year to year if specifically approved annually (a) by the majority of such Fund's outstanding voting shares or by the Board of Trustees and (b) by the vote of a majority of the Independent Trustees. While the Plan remains in effect, the Trust's Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by each Fund under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board of Trustees and by the Independent Trustees cast in person at a meeting called specifically for that purpose. While the Plan is in effect, the selection and nomination of the Independent Trustees shall be made by those Independent Trustees then in office.


Independent Accountants

Arthur Andersen LLP serves as independent accountants to the Funds.

Legal Counsel.

Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, New York 10022 is the counsel to the Trust.

Expenses.


Each Fund bears certain expenses relating to its operations; such expenses include, but are not limited to, the following: taxes, interest, brokerage fees and commissions, fees of the Trustees, Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory fees, fees and out-of-pocket expenses of the custodian, administrators and transfer agent, certain insurance premiums, costs of maintenance of the Fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the Fund's operation.

                             ADDITIONAL INFORMATION

Description of Shares.

The Trust is a Delaware business trust. The Delaware Trust Instrument authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Trust presently has three series of shares, which represent interests in the FBR Small Cap Financial Fund, the FBR Financial Services Fund, the FBR Information Technologies Fund and the FBR Growth/Value Fund. The Trust's Trust Instrument authorizes the Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective funds of the Trust, of any general assets not belonging to any particular fund which are available for distribution.

Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. On any matter submitted to a vote of the shareholders, all shares are voted separately by individual series (funds), and whenever the Trustees determine that the matter affects only certain series, may be submitted for a vote by only such series, except (1) when required by the 1940 Act, shares are voted in the aggregate and not by individual series; and (2) when the Trustees have determined that the matter affects the interests of more than one series and that voting by shareholders of all series would be consistent with the 1940 Act, then the shareholders of all such series shall be entitled to vote thereon (either by individual series or by shares voted in the aggregate, as the Trustees in their discretion may determine). The Trustees may also determine that a matter affects only the interests of one or more classes of a series, in which case (or if required under the 1940 Act) such matter shall be voted on by such class or classes. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a vote of the holders of at least two-thirds of the outstanding shares of the Trust. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a net asset value of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Trust affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will not be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

Shareholder and Trustee Liability.

The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of the Trust shall not be liable for the obligations of the Trust. The Delaware Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Delaware Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Delaware Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of a Fund or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Miscellaneous.

As used in the Prospectus and in this Statement of Additional Information, "assets belonging to a fund" means the consideration received by the Trust upon the issuance or sale of shares of a fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as belonging to a particular fund that are allocated to that fund by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular fund of the Trust will be the relative net asset value of each respective fund at the time of allocation. Assets belonging to a particular fund are charged with the direct liabilities and expenses in respect of that fund, and with a share of the general liabilities and expenses of each of the funds not readily identified as belonging to a particular fund, which are allocated to each fund in accordance with its proportionate share of the net asset values of the Trust at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to a particular fund will be determined by the
Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.

As used in the Prospectus and in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of a Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Trust is registered with the Commission as an open-end management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.

The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                                    APPENDIX

Description of Security Ratings.

The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Adviser with regard to portfolio investments for the Fund include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thompson BankWatch, Inc. ("Thompson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Adviser and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds).

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


                                  Appendix - 1

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Description of the three highest long-term debt ratings by Duff:

         AAA. Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+, AA, AA-. High credit quality protection factors are strong Risk is modest but may vary slightly from time to time because of economic conditions.

         A+, A, A-. Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

         A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         IBCA's description of its three highest long-term debt ratings:

         AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)


                                  Appendix - 2

Moody's description of its three highest short-term debt ratings:

Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

         - Leading market positions in well-established industries.

         - High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.2 Ample alternate liquidity is maintained.

Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+. Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S.

         Treasury short-term obligations.

         Duff 1. Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1-. High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2. Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


                                  Appendix - 3

         Duff 3. Satisfactory liquidity and other protection factors qualify issue as to investment grade.

Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Fitch's description of its four highest short-term debt ratings:

         F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2.  Good  Credit   Quality.   Issues  assigned  this  rating  have  a
         satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA's description of its three highest short-term debt ratings:

         A+. Obligations supported by the highest capacity for timely repayment.

         A1. Obligations supported by a very strong capacity for timely repayment.

         A2. Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Short-Term Debt Ratings. Thompson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

TBW Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, TBW does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1. The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2. The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

TBW-3. The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4. The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


                                  Appendix - 4

Definitions of Certain Money Market Instruments.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit. Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations. U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S.

Government.

U.S. Government Agency and Instrumentality Obligations. Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.


                                  Appendix - 5

          FBR Financial Services Fund, FBR Small Cap Financial Fund and
           FBR Small Cap Growth/Value Fund of The FBR Family of Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 16, 1996

                                                                               FBR Financial    FBR Small Cap      FBR Small Cap
Assets:                                                                        Services Fund    Financial Fund    Growth/Value Fund
                                                                               -------------    --------------    -----------------
     Cash in Bank ...................................................             $ 33,333       $ 33,333             $ 33,334
     Deferred organization expenses (Note 3) ........................               71,667         71,667               71,666
                                                                                  --------       --------             --------
Total Assets ........................................................              105,000        105,000              105,000
                                                                                  --------       --------             --------
Liabilities -- Organization expenses payable ........................               71,667         71,667               71,666
                                                                                  --------       --------             --------
Net Assets (as to each  Fund,  equivalent  to
   $12.00 per share on 2,778 shares of  beneficial
   interest  (no  par  value)  outstanding  with an
   indefinite number of authorized shares
   of beneficial interest) (Notes 1 and 2) ..........................             $ 33,333       $ 33,333             $ 33,334
                                                                                  ========       ========             ========
Net Asset Value and Redemption Price
   per share of beneficial interest (Note 4) ........................             $  12.00       $  12.00             $  12.00
                                                                                  ========       ========             ========

------------------------------------

(1) The FBR Family of Funds (the "Trust") is a registered open-end management investment company organized under the laws of Delaware on April 30, 1996. The Trust currently has four separate portfolios registered under the Investment Company Act of 1940, as amended, of which the three portfolios indicated above are expected to commence operations on or about January 2, 1997. To date, the Trust has not had any transactions other than those relating to organizational matters and the sale of 2,778 shares of beneficial interest each in FBR Financial Services Fund, FBR Small Cap Financial Fund and FBR Small Cap Growth/Value Fund (collectively, the "Funds") to Friedman, Billings, Ramsey and Co., Inc. (the "Distributor").

(2) FBR Fund Advisers, Inc. will serve as investment adviser (the "Adviser") to the Funds. The Adviser, an affiliate of Friedman, Billings, Ramsey & Co., Inc.) is entitled to receive annual advisory fees, which are paid monthly, of 0.90% of the average daily net assets of each of the Funds. The Adviser may periodically waive all or a portion of its advisory fee with respect to the Funds.

     The Trust has entered into a Distribution Agreement with the Distributor on behalf of each of the Funds. Certain officers and/or Trustees of the Fund are officers and/or directors of the Distributor.

(3) Deferred organization expenses will be amortized over a period from the date each of the Funds commence operations not exceeding sixty months. In the event that the Funds' initial shareholder or any transferee of the Funds' initial shareholder redeems any of its original shares prior to the end of the sixty month period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of original shares outstanding at the time of redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that the Funds are liquidated prior to the end of the sixty month period, the Funds' initial shareholder or the transferee of the Funds' initial shareholder shall bear the unamortized deferred organization expenses.

(4) Shares held 90 days or less may be subject to a 1.00% redemption fee (expressed as a percentage of redemption amount).

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of The FBR Family of Funds:

We have audited the accompanying statements of assets and liabilities of the FBR Financial Services Fund, the FBR Small Cap Financial Fund, and the FBR Small Cap Growth/Value Fund each of which is a series of The FBR Family of Funds (a Delaware business trust, the "Trust") as of December 16, 1996. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities referred to above present fairly, in all material respects, the financial position of the FBR Financial Services Fund, the FBR Small Cap Financial Fund, and the FBR Small Cap Growth/Value Fund as of December 16, 1996, in conformity with generally accepted accounting principles.

                                                 /s/Arthur Andersen & Co. LLP
                                                 ----------------------------

Washington, D. C.
December 17, 1996

                       STATEMENT OF ADDITIONAL INFORMATION

                             THE FBR FAMILY OF FUNDS

                       FBR INFORMATION TECHNOLOGIES FUND

                                December __, 1996

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of The FBR Information Technologies Fund, dated the same date as the date hereof (the "Prospectus"). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing The FBR Family of Funds at Potomac Tower, 1001 Nineteenth Street North, Arlington, Virginia 22209, or by telephoning toll free 888-888-0025.


TABLE OF CONTENTS


INVESTMENT  OBJECTIVE AND POLICIES.........................................  2
INVESTMENT LIMITATIONS AND RESTRICTIONS.................................... 13
VALUATION OF PORTFOLIO SECURITIES.......................................... 14
PERFORMANCE................................................................ 15
ADDITIONAL REDEMPTION INFORMATION.......................................... 17
DIVIDENDS & DISTRIBUTIONS.................................................. 17
TAXES...................................................................... 18
TRUSTEES & OFFICERS........................................................ 19
ADVISORY & OTHER CONTRACTS................................................. 20
ADDITIONAL INFORMATION..................................................... 23
APPENDIX................................................................... 28


FINANCIAL STATEMENTS

INVESTMENT ADVISER
FBR Fund Advisers, Inc.

DISTRIBUTOR
Friedman, Billings, Ramsey & Co., Inc.


 ADMINISTRATORS
Bear Stearns Funds Management Inc.
PFPC Inc.


TRANSFER AGENT
PFPC Inc.

CUSTODIAN

 Custodial Trust Company

                       STATEMENT OF ADDITIONAL INFORMATION


The FBR Family of Funds (the "Trust") is an open-end management investment company. The Trust currently consists of four series of units of beneficial interest ("shares"). The outstanding shares represent interests in the FBR Financial Services Fund, the FBR Small Cap Financial Fund, the FBR Information Technologies Fund and the FBR Small Cap Growth/Value Fund. This Statement of Additional Information relates to the FBR Information Technologies Fund (the "Fund") only. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Fund's Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES


Additional Fund Descriptions.

 Companies in the information technology industries include companies that the Adviser considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data in any electronic medium, including the Internet. The following examples illustrate the wide range of products and services provided by these industries: companies that provide hardware, software and services to facilitate services and transactions of financial institutions that execute traditional banking services and other financial transactions over the Internet; computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment; telecommunications products and services; electronic goods and services used in the broadcast and media industries; data processing products and services; and financial services companies that collect or disseminate market, economic, and financial information.

 Because the Fund's investments are concentrated in the information technology industries, the value of its shares will be especially affected by factors peculiar to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries. For example, many products and services are subject to risks of rapid obsolescence caused by technological advances. Competitive pressures may have a significant effect on the financial condition of companies in the information technology industries. For example, if information technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive price competition. In addition, many of the activities of companies in the information technology industries are highly capital intensive, and it is possible that a company which invests substantial amounts of capital in the development of new products or services will be unable to recover its investment or otherwise to meet its obligations.


Additional Information Regarding Fund Investments.


The following descriptions supplement the investment policies of the Fund set forth in the Prospectus. The Fund's investments in the following securities and other financial instruments are subject to the investment policies and limitations described in the Prospectus and this Statement of Additional Information.


Money Market Securities are high-quality, short-term obligations issued by the U.S. government, corporations, financial institutions and other entities. These obligations may carry fixed, variable, or floating interest rates. A security's credit may be enhanced by a bank, insurance company, or other entity. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.


Convertible Securities. The Fund may invest in all types of common stocks and equivalents (such as convertible debt securities and warrants) and preferred stocks. The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party. Thus, the Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on the Fund's ability to achieve its investment objectives.

Short-Term Obligations. There may be times when, in the opinion of the Adviser, adverse market conditions exist, including any period during which it believes that the return on certain money market type instruments would be more favorable than that obtainable through the Fund's normal investment programs. Accordingly, for temporary defensive purposes, the Fund may hold up to 100% of its total assets in cash and/or short-term obligations. To the extent that the Fund's assets are so invested, they will not be invested so as to meet its investment objective. The instruments may include high grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements which mature in less than seven days and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Bankers' acceptances are instruments of the United States banks which are drafts or bills of exchange "accepted" by a bank or trust company as an obligation to pay on maturity.


Asset-Backed Securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.


Structured Securities employ a trust or other similar structure to modify the maturity, price characteristics or quality of financial assets. For example, structural features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity or tax treatment of the income received from these securities or the nature and timing of distributions made by the Fund. The payment of principal and interest on structured securities may be largely dependent on the cash flows generated by the underlying financial assets.


Variable or Floating Rate Securities provide for periodic adjustments of the interest rate paid. Variable rate securities provide for a specific periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.


Swap Agreements. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form of swap agreement if the Adviser determines it is consistent with the Fund's investment objective and policies.


In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.


Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. The Fund expects to be able to eliminate its exposure under swap agreements whether by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

 The Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.

Indexed Securities. The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.


The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.


Receipts. The Fund may also purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").


STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations. Bonds issued by the

Resolution Funding Corporation (REFCORP) can also be stripped in this fashion. REFCORP Strips are eligible investments for the Fund.

Zero Coupon Bonds. The Fund is permitted to purchase zero coupon securities ("zero coupon bonds"). Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases the longer the period of maturity. Although zero coupon bonds do not pay interest to holders prior to maturity, Federal income tax law requires the Fund to recognize as interest income a portion of the bond's discount each year and this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.


Real Estate-Related Instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.


Foreign Investment. The Fund may, subject to its investment objectives and policies, invest in certain obligations or securities of foreign issuers.
Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges and over-the-counter, may subject the Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Fund will acquire such securities only when the Adviser believes the risk associated with such investments are minimal.

Foreign Currency Transactions. The Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The Fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund. The Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

When the Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser.

The Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors.

 The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if the Fund held investment denominated in Deutschemarks, the Fund could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, Commission guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by Commission guidelines, the Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of currency management strategies will depend on the Adviser's skill in analyzing and predicting currency values. Currency management strategies may substantially change the Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as the Adviser anticipates. For example, if a currency's value rose at a time when the Adviser had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If the Adviser hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that the Adviser's use of currency management strategies will be advantageous to a Fund or that it will hedge at an appropriate time.

Repurchase Agreements. Under the terms of a repurchase agreement, the Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund was delayed pending court action. Repurchase agreements are considered to be loans by the staff of the Commission.

Reverse Repurchase Agreements. As discussed in the Prospectus, the Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at the mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Such assets will include U.S. Government securities or other liquid, high-grade debt securities. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowing by the Fund under the 1940 Act.

Lower-Rated Debt Securities. The Fund may purchase lower-rated debt securities commonly referred to as "junk bonds" (those rated below the fourth highest grade by an NRSRO and unrated securities judged by the Adviser to be of equivalent quality), that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.


While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession.

The market for lower-rated securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-rated debt securities and the Fund's ability to sell these securities.


Since the risk of default is higher for lower-rated debt securities, the Adviser's research and credit analysis are an especially important part of managing securities of this type held by the Fund. In considering investments for the Fund, the Adviser will attempt to identify those issuers of high-yielding debt securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its right as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

Illiquid Investments are investments that cannot be sold or disposed of in the ordinary course of business, within seven days, at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of the Fund's investments and, through reports from the Adviser, the Board monitors investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. Also, the Adviser may determine some over-the-counter options, restricted securities and loans and other direct debt instruments, and swap agreements to be illiquid. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Loans and Other Direct Debt Instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participation), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate the Fund to supply additional cash to the borrower on demand.

Foreign Investment. The Funds may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges. Such investment may subject the Fund to significant investment risks that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets.


The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign  markets  may offer less  protection  to  investors  than U.S.  markets.
Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.


The Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

Futures Contracts. The Fund may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.

Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.


Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.


After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income while its margin deposits are held pending performance on the futures contract.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

The Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Restrictions on the Use of Futures Contracts. The Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. The Fund will not enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 1/3 of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

The Trust, on behalf of the Fund, has undertaken to restrict its futures contract trading as follows: first, the Fund will not engage in transactions in futures contracts for speculative purposes; second, the Fund will not market its funds to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, the Fund will disclose to all prospective shareholders the purpose of and limitations on its commodity futures trading; fourth, the Fund will submit to the CFTC special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not required.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Commission. Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker, except as may be permitted under Commission rules) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker, except as may be permitted under Commission rules) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position. For example, instead of segregating assets, the Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where the Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where the Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

In addition, the extent to which the Fund may enter into transactions involving futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a registered investment company and the Fund's intention to qualify as such.

Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchaser or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Fund are only for hedging purposes, the Adviser believes that the Fund is generally not subject to risks of loss exceeding those that would be undertaken if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.


Options


The Fund may purchase and sell put and call options on their portfolio securities to enhance investment performance and to protect against changes in market prices.

Covered Call Options. The Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.


A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.


In return for the premium received when it writes a covered call option, the Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

 The Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Covered Put Options. The Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

The Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Purchasing Put and Call Options. The Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

The Fund may also purchase put and call options to attempt to enhance its current return.

Options on Foreign Securities. The Fund may purchase and sell options on foreign securities if the Fund's Adviser believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objectives. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

Risks Involved in the Sale of Options. Options transactions involve certain risks, including the risks that the Fund's Adviser will not forecast interest rate or market movements correctly, that the Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of the Fund's Adviser to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, the Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when its Adviser believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Adviser may be considered such a group. These position limits may restrict the Fund's ability to purchase or sell options on particular securities.


Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.


Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Fund's use of options.


Special Expiration Price Options


The Fund may purchase over-the-counter ("OTC") puts and calls with respect to specified securities ("special expiration price options") pursuant to which the Fund in effect may create a custom index relating to a particular industry or sector that the Adviser believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a prenegotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised. Brokerage commissions and other transaction costs will reduce the Fund's profits if the special expiration price options are exercised. The Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.

LEAPS. The Fund may purchase certain long-term exchange-traded equity options called Long-Term Equity Anticipation Securities ("LEAPs"). LEAPs provide a holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount. The Fund will not purchase these options with respect to more than 25% of the value of its net assets.


LEAPs are long-term call options that allow holders the opportunity to participate in the underlying securities' appreciation in excess of a specified strike price, without receiving payments equivalent to any cash dividends declared on the underlying securities. A LEAP holder will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP will expire worthless.


Short Sales. The Fund may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

 The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.


Securities Lending. The Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the Fund or the borrower at any time. While the Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. The Fund will limit its securities lending to 33 1/3% of total assets.

Investment Company Securities. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. The Adviser will waive its investment advisory fees as to all assets invested in other investment companies. Because such other investment companies employ an investment adviser, such investment by the Fund will cause shareholders to bear duplicative fees, such as management fees, to the extent such fees are not waived by the Adviser.

When-Issued Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. When the Fund agrees to purchase securities on a when-issued basis, the Fund's custodian must set aside cash or liquid portfolio securities equal to the amount of that commitment in a separate account, and may be required to subsequently place additional assets in the separate account to reflect any increase in the Fund's commitment. Prior to delivery of when-issued securities, their value is subject to fluctuation and no income accrues until their receipt. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for investment leverage. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

Temporary Investments. The Fund may also invest temporarily in high quality investments or cash during times of unusual market conditions for defensive purposes and in order to accommodate shareholder redemption requests although currently it does not intend to do so. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in securities and may reduce the Fund's total return.


                     INVESTMENT LIMITATIONS AND RESTRICTIONS

The following investment restrictions are fundamental and may be changed only by a vote of a majority of the outstanding shares of the Fund as defined in "Additional Information - Miscellaneous" of this Statement of Additional Information).


The Fund may not:

1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

3. Issue any senior security (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), except that (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.

4. Borrow money, except that (a) the Fund may enter into commitments to purchase securities in accordance with its investment program, including when issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets; and (b) the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. Any borrowing representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.


5. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.


6. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "1933 Act") in the disposition of restricted securities.

7. With respect to 50% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

8. Purchase the securities of any issuer if, as a result, less than 25% of a Fund's total assets would be invested in the securities of issuers principally engaged in the information technology industry. These limitations do not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.


The following restrictions are not fundamental and may be changed without shareholder approval:


1. The Fund will not purchase or retain securities of any issuer if the officers or Trustees of the Trust or the officers or directors of its investment adviser owning beneficially more than one half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

2. The Fund will not invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

3. The Fund will not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions on resale under the 1933 Act ("Restricted Securities"), shall not be deemed illiquid solely by reason of being unregistered. The Adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors. However, because state securities laws may limit the Fund's investment in Restricted Securities (regardless of the liquidity of the investment), investments in Restricted Securities resalable under Rule 144A will continue to be subject to applicable state law requirements until such time, if ever, that such limitations are changed.

4. The Fund will not purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.


5. The Fund may not invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

General. The policies and limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

The investment policies of the Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding voting securities unless
(1) a policy is expressly deemed to be a fundamental policy of the Fund or (2) a policy is expressly deemed to be changeable only by such majority vote.


                        VALUATION OF PORTFOLIO SECURITIES


Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.


Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Trustees, are valued at fair value as determined in good faith by the Board of Trustees. The Board of Trustees will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Trustees generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Trustees if the Trustees believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Trustees.


New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Presidents' Day,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                                   PERFORMANCE

From time to time the "standardized yield," "dividend yield," "average annual total return," "total return," and "total return at net asset value" of an investment in Fund shares may be advertised. An explanation of how yields and total returns are calculated and the components of those calculations are set forth below.


Yield and total return information may be useful to investors in reviewing the Fund's performance. The Fund's advertisement of its performance must, under applicable Commission rules, include the average annual total returns for the Fund for the 1, 5 and 10 year period (or the life of the Fund, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Trust of future yields or rates of return on its shares. The yield and total returns of the Fund are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds and operating expenses.

Standardized Yield. The Fund's "yield" (referred to as "standardized yield") for a given 30 day period for a class of shares is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:

                                                 6
               Standardized Yield = 2 [(a-b + 1)^   - 1]
                                       ----
                                        cd

The symbols above represent the following factors:

    a   =  dividends and interest earned during the 30-day period.

    b   =  expenses accrued for the period (net of any expense reimbursements).

    c   =  the average  daily number of shares of that class outstanding during of the period, entitled to receive dividends.

    d   =  the maximum offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.

The standardized yield for a 30 day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30 day period occurs at a constant rate for a six month period and is annualized at the end of the six month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30 day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield," described below.

Dividend Yield and Distribution Returns. From time to time the Fund may quote a "dividend yield" or a "distribution return." Dividend yield is based on the share dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of Fund) on the last day of the period.


Dividend Yield  =  Dividends            +  Number of days (accrual period) x 365
                   -------------------
                   Max. Offering Price
                   (last day of period)

The maximum offering price for shares includes the maximum front-end sales charge, if any.

From time to time similar yield or distribution return calculations may also be made using the net asset value (instead of its respective maximum offering price) at the end of the period.

Total Returns. The "average annual total return" is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:

                              ^ln
                           (ERV)  -1  =  Average Annual Total Return
                           ----
                             (P)

The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                           (ERV)-1  =  Total Return
                           ----
                             (P)


From time to time the Fund may also quote an "average annual total return at net asset value" or a cumulative "total return at net asset value." It is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.


Performance Comparisons.


         Yield and Total Return. From time to time, performance information for the Fund showing its average annual total return and/or yield may be included in advertisements or in information furnished to present or prospective shareholders and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives may be included in advertisements.

         Total return and/or yield may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.


         The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

         The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

         The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized statistical rating agency.


         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, the Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of quality, composition, and maturity, as well as expenses allocated to the Fund.


                        ADDITIONAL REDEMPTION INFORMATION


Redemption in Kind. Although the Fund intends to redeem shares in cash, the Fund reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund. To the extent available, such securities will be readily marketable. Redemption in kind will be made in conformity with applicable Commission rules, taking such securities at the same value employed in determining NAV and selecting the securities in a manner the Trustees determine to be fair and equitable. The Fund elected to be governed by Rule 18F-1 of the 1940 Act under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Commission by order may permit to protect Fund shareholders.


                           DIVIDENDS AND DISTRIBUTIONS


The Fund ordinarily declares and pays dividends from its net investment income. The Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment.

The amount of distributions may vary from time to time depending on market conditions and the composition of the Fund's portfolio.

For this purpose, the net income of the Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund's assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to the Adviser, are accrued each day. The expenses and liabilities of the Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Trust in proportion to the Fund's share of the total net assets of the Trust.


                                      TAXES



It is the policy of the Fund to seek to qualify for the favorable tax treatment accorded regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for so long as such qualification is in the best interests of its shareholders. By following such policy and distributing its income and gains currently with respect to each taxable year, the Fund expects to eliminate or reduce to a nominal amount the federal income and excise taxes to which it may otherwise be subject.

In order to qualify as a RIC, the Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or options, futures, or forward contracts on foreign currencies) held for less than three months, and
(3) diversify its holdings so that at the end of each quarter of its taxable year (a) at least 50% of the market value of the Fund's assets is represented by cash or cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Fund may engage in short-term trading and concentrate investments. If the Fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders with respect to each taxable year within the time limits specified in the Code.


A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the following calendar year. If distributions during a calendar year are less than the required amount, the fund is subject to a non-deductible excise tax equal to 4% of the deficiency.


Certain investment and hedging activities of the Fund, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities, are subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Trust will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Funds and their shareholders.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends and redemption proceeds paid to any shareholder who has failed to provide a (or has provided an incorrect) tax identification number, or is subject to withholding pursuant to a notice from the IRS for failure to properly include on his or her income tax return payments of interest or dividends. This "backup withholding" is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Information set forth in the Prospectus and this Statement of Additional Information that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting U.S. purchasers of shares of the Fund. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information; such law and associated regulations may be changed by legislative, judicial or administrative action, sometimes with retroactive effect.


                              TRUSTEES AND OFFICERS

Board of Trustees.

Overall responsibility for management of the Trust rests with the Trustees, who are elected by the shareholders of the Trust. The Trust is managed by the Trustees in accordance with the laws of the State of Delaware. There are currently five Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.


The Trustees of the Trust, their addresses, ages and their principal occupations during the past five years are as follows:

                                  Position(s) Held          Principal Occupation
Name, Address and Age             With the Trust            During Past 5 Years
---------------------             --------------            -------------------

Eric F. Billings, 44*             Chairman, Trustee,        Vice-Chairman and Director, FBR Fund
Potomac Tower                     President, Chief          Advisers, Inc., Friedman, Billings,
1001 Nineteenth Street North      Financial Officer and     Ramsey & Co., Inc., Friedman,
Arlington, Virginia  22209        Treasurer                 Billings, Ramsey, Investment
                                                            Management, Inc. and FBR Offshore
                                                            Management, Inc.

Thomas D. Eckert, 49              Trustee                   President and Chief Operating Officer,
Pulte Home North                                            Pulte Home North, an operating
2100 Reston Parkway, Ste 450                                company of the Pulte Home Corporation
Reston, Virginia  20191

Patrick J. Keeley, 48             Trustee                   Partner in the law firm of Fulbright &
Fulbright & Jaworski, L.L.P.                                Jaworski, L.L.P.
801 Pennsylvania Avenue, N.W.
Washington, D.C.  20004

Mark S. Ordan, 37                 Trustee                   Private investor since September 1996;
1626 East Jefferson Street                                  formerly, Chairman and CEO, Fresh
Rockville, Maryland  20852                                  Fields Markets, from November 1989 to

                                                            September 1996

W. Russell Ramsey, 36*            Trustee, Vice President,  President and Director, FBR Fund
Potomac Tower                     and Secretary             Advisers, Inc., Friedman, Billings,
1001 Nineteenth Street North                                Ramsey & Co., Inc., Friedman,
Arlington, Virginia  22209                                  Billings, Ramsey, Investment
                                                            Management, Inc. and FBR Offshore
                                                            Management, Inc.

------------------------
* Messrs. Billings and Ramsey are deemed to be "interested persons" of the Trust under the 1940 Act.
The Board of Trustees presently has an audit committee, a valuation committee, and a nominating committee. The members of each committee are Messrs. Eckert, Keeley and Ordan. The function of the audit committee is to recommend independent auditors and review and report on accounting and financial matters. The function of the valuation committee is to determine and monitor the value of the Funds' assets. The function of the nominating committee is to nominate persons to serve as disinterested trustees and trustees to serve on committees of the Board.


Remuneration of Trustees and Certain Executive Officers.


 Each Independent Trustee receives a fee of $1,000 for each regular meeting and $500 for each committee meeting attended plus expenses and $250 for each telephonic meeting.

The officers of the Trust, their ages, addresses and principal occupations during the past five years, are as follows:

                                   Position(s) Held         Principal Occupation
Name, Address and Age              With the Trust           During Past 5 Years
---------------------              --------------           -------------------
Eric F. Billings, 44               Chairman, Trustee,       Vice-Chairman and Director, FBR Fund
Potomac Tower                      President, Chief         Advisers, Inc., Friedman, Billings, Ramsey
1001 Nineteenth Street North       Financial Officer and    & Co., Inc., Friedman, Billings, Ramsey,
Arlington, Virginia  22209         Treasurer                Investment Management, Inc. and FBR
                                                            Offshore Management, Inc.

W. Russell Ramsey, 36              Trustee, Vice            President and Director, FBR Fund
Potomac Tower                      President, and           Advisers, Inc., Friedman, Billings, Ramsey
1001 Nineteenth Street North       Secretary                & Co., Inc., Friedman, Billings, Ramsey,
Arlington, Virginia  22209                                  Investment Management, Inc. and FBR
                                                            Offshore Management, Inc.


                          ADVISORY AND OTHER CONTRACTS

Investment Adviser.


FBR Fund Advisers, Inc. is the investment adviser to the Fund. The Adviser directs the investment of the Fund's assets, subject at all times to the supervision of the Trust's Board of Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase and sale of the Fund's investments.

The Adviser was organized as a Delaware corporation on September 13, 1996 and is registered as an investment adviser under the 1940 Act. It is an affiliate of Friedman, Billings, Ramsey & Co., Inc., Friedman, Billings, Ramsey Investment Management, Inc. and FBR Offshore Management, Inc. Affiliates of the Adviser manage approximately $200 million for numerous clients including individuals, banks and thrift institutions, investment companies, pension and profit sharing plans and trusts, estates and charitable organizations.


The Investment Advisory Agreement.


Unless sooner terminated, the Investment Advisory Agreement between the Adviser and the Trust on behalf of the Fund (the "Investment Advisory Agreement") provides that it will continue in effect as to the Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Fund (as defined under "Additional Information"), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

The Investment Advisory Agreement is terminable as to the Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Under the Investment Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub-adviser. In addition, the Investment Advisory Agreement provides that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of a Fund and are under the common control of FBR as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.

Portfolio Transactions.


Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Trustees of the Trust, and in accordance with the Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker-dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker-dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While the Adviser generally seeks competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

Allocation of transactions to dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Trust and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Trust. The Trustees have authorized the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Trustees have adopted procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." At times, the Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

Investment decisions for the Fund are made independently from those made for the other funds of the Trust or any other investment company or account managed by the Adviser. Such other funds, investment companies or accounts may also invest in the same securities in which the Fund invests. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only the Fund had participated in or been allocated such trades. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other funds of the Trust or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parents or subsidiaries or affiliates and, in dealing with their commercial customers, the Adviser, its subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.


Portfolio Turnover.


The turnover rate is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less.

Distributor


Friedman, Billings, Ramsey & Co, Inc., located at Potomac Tower, 1001 Nineteenth Street North, Arlington, Virginia 22209, serves as the Funds' principal underwriter and distributor (the "Distributor") of the Fund's shares pursuant to an agreement which is renewable annually. The Distributor is entitled to receive payments under the Funds' Distribution and Shareholder Servicing Plans described below.


Administrator


Under the terms of an Administration Agreement with the Trust on behalf of the Fund, Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of the Bear Stearns Companies Inc., generally supervises certain operations of the Fund, subject to the over-all authority of the Trust's Board of Trustees in accordance with Delaware law.

From time to time, BSFM may waive receipt of its fees which would have the effect of lowering the Fund's expense ratio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. The Fund will not pay BSFM at a later time for any amounts it may waive.

Under the terms of an Administration and Accounting Services Agreement with the Trust on behalf of the Fund, PFPC Inc. provides certain administration and accounting services to the Funds.


Custodian and Transfer Agent


Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540, is the Fund's custodian. PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Fund's transfer agent, dividend disbursing agent and registrar (the "Transfer Agent"). The Transfer Agent also provides certain administrative services to the Fund. Neither of them has any part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.


Distribution Plan


Under a plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund pays the Distributor for distributing Fund shares and for providing personal services to, and/or maintaining accounts of, Fund shareholders a fee at the annual rate of .25% of the average daily net assets of the Fund. Under the Plan, the Distributor may pay third parties in respect of these services such amount as it may determine. The fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred. The Trust understands that these third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Distributor under the Plan.

In approving the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the Independent Trustees, being Trustees who are not "interested persons", as defined by the 1940 Act, of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan will continue in effect from year to year if specifically approved annually (a) by the majority of the Fund's outstanding voting shares or by the Board of Trustees and (b) by the vote of a majority of the Independent Trustees. While the Plan remains in effect, the Trust's Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by the Fund under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board of Trustees and by the Independent Trustees cast in person at a meeting called specifically for that purpose. While the Plan is in effect, the selection and nomination of the Independent Trustees shall be made by those Independent Trustees then in office.

Independent Accountants


Arthur Andersen LLP serves as independent accountants to the Fund.


Legal Counsel.

Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, New York 10022 is the counsel to the Trust.

Expenses.


 The Fund bears certain expenses relating to its operations; such expenses include, but are not limited to, the following: taxes, interest, brokerage fees and commissions, fees of the Trustees, Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory fees, fees and out-of-pocket expenses of the custodian, administrators and transfer agent, certain insurance premiums, costs of maintenance of the Fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the Fund's operation.


                             ADDITIONAL INFORMATION

Description of Shares.


The Trust is a Delaware business trust. The Delaware Trust Instrument authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Trust presently has three series of shares, which represent interests in the FBR Small Cap Financial Fund, the FBR Financial Services Fund, the FBR information Technologies Fund and the FBR Growth/Value Fund. The Trust's Trust Instrument authorizes the Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective funds of the Trust, of any general assets not belonging to any particular fund which are available for distribution.


Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. On any matter submitted to a vote of the shareholders, all shares are voted separately by individual series (funds), and whenever the Trustees determine that the matter affects only certain series, may be submitted for a vote by only such series, except (1) when required by the 1940 Act, shares are voted in the aggregate and not by individual series; and (2) when the Trustees have determined that the matter affects the interests of more than one series and that voting by shareholders of all series would be consistent with the 1940 Act, then the shareholders of all such series shall be entitled to vote thereon (either by individual series or by shares voted in the aggregate, as the Trustees in their discretion may determine). The Trustees may also determine that a matter affects only the interests of one or more classes of a series, in which case (or if required under the 1940 Act) such matter shall be voted on by such class or classes. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a vote of the holders of at least two-thirds of the outstanding shares of the Trust. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a net asset value of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Trust affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will not be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

Shareholder and Trustee Liability.

The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of the Trust shall not be liable for the obligations of the Trust. The Delaware Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Delaware Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Delaware Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of a Fund or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Miscellaneous.

As used in the Prospectus and in this Statement of Additional Information, "assets belonging to a fund" means the consideration received by the Trust upon the issuance or sale of shares of a fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as belonging to a particular fund that are allocated to that fund by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular fund of the Trust will be the relative net asset value of each respective fund at the time of allocation. Assets belonging to a particular fund are charged with the direct liabilities and expenses in respect of that fund, and with a share of the general liabilities and expenses of each of the funds not readily identified as belonging to a particular fund, which are allocated to each fund in accordance with its proportionate share of the net asset values of the Trust at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to a particular fund will be determined by the
Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.

As used in the Prospectus and in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.


The Trust is registered with the Commission as an open-end management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.

The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                                    APPENDIX

Description of Security Ratings.

The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Adviser with regard to portfolio investments for the Fund include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thompson BankWatch, Inc. ("Thompson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Adviser and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds).

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


                                  Appendix - 1

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Description of the three highest long-term debt ratings by Duff:

     AAA. Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

     AA+, AA, AA-. High credit quality protection factors are strong Risk is modest but may vary slightly from time to time because of economic conditions.

     A+, A, A-. Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

     AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

     A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     IBCA's description of its three highest long-term debt ratings:

     AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

     A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.


                                  Appendix - 2

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.2 Ample alternate liquidity is maintained.

Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

     A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

     A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

     A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

     Duff 1+. Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S.

     Treasury short-term obligations.

     Duff 1. Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     Duff 1-. High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.


                                  Appendix - 3

     Duff 2. Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     Duff 3. Satisfactory liquidity and other protection factors qualify issue as to investment grade.

Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Fitch's description of its four highest short-term debt ratings:

     F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2. Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

     F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA's description of its three highest short-term debt ratings:

     A+. Obligations supported by the highest capacity for timely repayment.

     A1. Obligations supported by a very strong capacity for timely repayment.

     A2. Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Short-Term Debt Ratings. Thompson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

TBW Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, TBW does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1. The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2. The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."


                                  Appendix - 4

TBW-3. The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4. The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Definitions of Certain Money Market Instruments.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit. Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations. U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations. Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.


                                  Appendix - 5

                            PART C. OTHER INFORMATION

ITEM 24.   Financial Statements and Exhibits

           (a)    Financial statements.

                  In Part A:

                         None.

                  In Part B:


                  Statement of Assets and Liabilities as of December 16, 1996


                  In Part C:

                         None.

           (b)    Exhibits

        EX-99.B1(a)   Certificate of Trust. 1

        EX-99.B1(b)   Delaware Trust Instrument dated April 30, 1996. 1

        EX-99.B2      Bylaws.1

        EX-99.B3      None.

        EX-99.B4      None.


        EX-99.B5 Form of Investment Advisory Agreement between the Registrant and FBR Fund Advisers, Inc. 2

        EX-99.B6(a)
                      Form of Distribution Agreement between the Registrant and Friedman, Billings, Ramsey & Co., Inc. 2

        EX-99.B6(b)   Form of Selected Dealer Agreement. 2


        EX-99.B7      None.


        EX-99.B8(a)
                      Form of Custodian Agreement between the Registrant and Custodial Trust Company.

        EX-99.B8(b)   Form of Sub-Custodian Agreement between Custodial Trust
                      Company and Citibank N.A. 2

        EX-99.B9(a)   Form of Administration Agreement between the Registrant
                      and Bear Stearns Funds Management Inc. 2

        EX-99.B9(b)   Form of Administration and Accounting Services Agreement
                      between the Registrant and PFPC Inc. 2

        EX-99.B9(c)   Form of Transfer Agency Services Agreement between the
                      Registrant and PFPC Inc. 2

        EX-99.B10(a)   Opinion of Kramer, Levin, Naftalis & Frankel. 2

        EX-99.B10(b)   Opinion of Morris, Nichols, Arsht & Tunnell. 2

        EX-99.B11(a)   Consent of Kramer, Levin, Naftalis &  Frankel. 2

        EX-99.B11(b)   Consent of Arthur Andersen LLP. 2


        EX-99.B12      None.


        EX-99.B13      Investment Letters. 2


        EX-99.B14      None.


        EX-99.B15 (a)  Form of Rule 12b-1 Distribution Plan. 2


        EX-99.B16      Forms of performance computation. 1

        EX-99.B17      None.

        EX-99.B18      None.

        EX-99.B19      Powers of Attorney

        1 Incorporated by reference to the Registrant's Registration Statement on Form N-1A as filed on June 11, 1996.

        2  Filed herewith.


ITEM 25.   Persons Controlled By or Under Common Control with Registrant

           None.

ITEM 26.   Number of Holders of Securities


           Title of Class; Shares of              Number of Record Holders
           beneficial interest                     as of  December 1, 1996

           Financial Services Fund                              0


           Small Cap Financial Fund                             0


           Small Cap Growth/Value Fund                          0


           Information Technologies Fund                        0

ITEM 27.   Indemnification

           Article X, Section 10.02 of the Registrant's Delaware Trust Instrument, incorporated herein as Exhibit 2 hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

           "Section 10.02  Indemnification.

     (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

          (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

          (ii)  in  the  event  of  a  settlement,   unless  there  has  been  a
     determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. Business and Other Connections of Investment Adviser

     Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

     FBR Fund Advisers, Inc. provides advisory services to the Registrant and its series. The directors and officers of FBR Fund Advisers, Inc. have held the following positions of a substantial nature:

Name                  Position with Adviser        Other Business

Eric F. Billings      President                    Vice Chairman and Chief
                                                   Operating Officer - Friedman,
                                                   Billings, Ramsey & Co. Inc.,
                                                   Friedman, Billings, Ramsey
                                                   Investment Management, Inc.
                                                   and FBR Offshore
                                                   Management, Inc.

W. Russell Ramsey     Secretary and Treasurer      President and Secretary-
                                                   Friedman, Billings, Ramsey &
                                                   Co. Inc., Friedman, Billings,
                                                   Ramsey Investment
                                                   Management, Inc. and FBR
                                                   Offshore Management, Inc.

ITEM 29. Principal Underwriters

          (a)  Not applicable.

          (b) Friedman, Billings, Ramsey & Co., Inc. serves as underwriter to the Funds. The following information is provided with
               respect  to  each  director,   officer  or  partner  of  the
               underwriter:


          Name and principal             Positions and offices                  Positions and offices
          business address1              with Underwriter                       with Registrant
          -----------------              ----------------                       ---------------

          Emanuel J. Friedman            Chairman, Chief Executive              None
                                         Officer, Treasurer and Assistant
                                         Secretary

          Eric F. Billings               Vice Chairman and Chief                None
                                         Operating Officer

          W. Russell Ramsey              President and Secretary                None

          Eric Y. Generous               Chief Financial Officer and            None
                                         Executive Vice President

          Nicholas Nichols               Compliance Officer and Senior          None
                                         Vice President

          Karen K. Edwards               Managing Director -                    None
                                         Investment Banking

          Howard M. Giller               Managing Director -                    None
                                         Investment Banking

          Robert H. Hartheimer           Managing Director -                    None
                                         Investment Banking

          James R. Kleeblatt             Managing Director - Syndicate          None

          James D. Locke                 Managing Director - Real Estate        None

          James C. Neuhauser             Managing Director                      None
                                         Investment Banking

          Suzanne N. Richardson          Managing Director -                    None
                                         Investment Banking

          Carl C. Shade                  Controller                             None

          William R. Swanson             Managing Director - Real Estate        None

          J. Rock Tonkel, Jr.            Managing Director -                    None
                                         Investment Banking


          (c)  Not applicable.

--------
1 The address of each person is Potomac Tower, 1001 Nineteenth Street, Arlington, Virginia 22209.

ITEM 30. Location of Accounts and Records

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") and the Rules thereunder are maintained at the offices of PFPC (the Transfer Agent) and Bear Stearns Funds Management Inc. (the Administrator). The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Advisory & Other Contracts" in Part B to this Registration Statement.

ITEM 31. Management Services

         Not applicable.

ITEM 32. Undertakings

         (1) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified within four to six months from the effective date of registrant's 1933 Act registration statement.

         (2) Registrant undertakes that, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, a shareholder meeting will be called for the purpose of voting upon the removal of a director or directors and that communications with other shareholders will be assisted as provided by
Section 16(c) of the 1940 Act.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Arlington, and the State of Virginia on this 13th day of December, 1996.


                                       THE FBR FAMILY OF FUNDS

                                       By: /s/Eric F. Billings, President
                                           ------------------------------
                                              Eric F. Billings, President


         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 13th day of December, 1996.

/s/Eric F. Billing                   Chairman, Trustee, President,
--------------------                 Chief Financial Officer and Treasurer
Eric F. Billings

/s/Thomas D. Eckert                  Truste
-------------------
Thomas D. Eckert

/s/Patrick J. Keeley                 Trustee
-------------------
Patrick J. Keeley

/s/Mark Ordan                        Trustee
-------------------
Mark Ordan

/s/W. Russell Ramsey                 Trustee, Vice President and
-------------------
W. Russell Ramsey                    Secretary

                                  EXHIBIT INDEX

EX-99.B5         Form of Investment Advisory Agreement.

EX-99.B6(a)      Form of Distribution Agreement.

EX-99.B6(b)      Form of Selected Dealer Agreement.

EX-99.B8(a)      Form of Custodian Agreement.

EX-99.B8(b)      Form of Sub-Custodian Agreement.

EX-99.B9(a)      Form of Administration Agreement.

EX-99.B9(b)      Form of Administration and Accounting Services Agreement.

EX-99.B9(c)      Form of Transfer Agency Services Agreement.

EX-99.B10(a)     Opinion of Kramer, Levin, Naftalis & Frankel.

EX-99.B10(b)     Opinion of Morris, Nichols, Arsht & Tunnell.


EX-99.B11(a)     Consent of Kramer, Levin, Naftalis & Frankel.


EX-99.B11(b)     Consent of Arthur Andersen LLP.

EX-99.B13        Investment Letter.

EX-99.B15(a)     Form of Rule 12b-1 Distribution Plan.

EX-99.B19        Powers of Attorney